The Saratoga Advantage Trust

Supplement dated August 14, 2006

to the

Statement of Additional Information

Dated January 31, 2006 of the Saratoga Advantage Trust

The following information replaces and supersedes any contrary information contained in the Statement of Additional Information (“SAI”) and the SAI Supplement dated April 17, 2006:

Reference is made to Appendix B to the SAI.   The section entitled “PROXY VOTING POLICIES & PROCEDURES” beginning on page 74 is amended as follows:

The Proxy Voting Policies and Procedures of Oppenheimer Capital LLC is deleted in its entirety and replaced with the attached Exhibit A.

The Proxy Voting Policies and Procedures of CIML is deleted in its entirety and replaced with the attached Exhibit B.

Please retain this supplement for future reference.

Exhibit A

Oppenheimer Capital LLC and PEA Capital LLC

Proxy Voting Policy and Procedures

General Policy

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the investment adviser votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled.  Oppenheimer Capital LLC and PEA Capital LLC (collectively, the “Company”) typically vote proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself.  When voting proxies, the Company’s primary objective is to make voting decisions solely in the best economic interests of its clients.  The Company will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients’ proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.  Under the rule, an investment adviser can have implicit or explicit proxy voting authority, and an adviser must vote proxies even if the advisory contract is silent on this question where its authority is implied by the overall delegation of discretionary authority.  In some situations, the client may prefer to retain proxy voting authority or direct proxy voting authority to a third party.  The Company is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority to the client or to a third party.

I.

Proxy Voting Guidelines

A.  Proxy Guidelines.  The Company has adopted written Proxy Voting Guidelines (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients and fund investors (See Appendix No. 1).  The Proxy Guidelines reflect the Company’s general voting positions on specific corporate governance issues and corporate actions.  The Proxy Guidelines address routine as well as significant matters commonly encountered.  However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines.  In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.

B.  Client Instructions to Vote in a Particular Manner.  Upon receipt of a client’s written request, the Company may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines.  The Company shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

C.  Cost-Benefit Analysis Involving Voting Proxies.  The Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy.  Given the outcome of the cost-benefit analysis, the Company may refrain from voting a proxy on behalf of its clients’ accounts.

In addition, the Company may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate.  For example, the Company may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Company’s ability to vote the proxy.  These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions.  Such proxies are voted on a best-efforts basis.

D.  Share Blocking and Shares Out on Loan.  The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.  In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

E.  Case-by-Case Proxy Determinations.  With respect to a proxy ballot that requires a case-by-case voting determination where the Company has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, the Company has directed the Proxy Provider to vote with management of the issuer.

II.

Outsourcing the Proxy Voting Process

The Company has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process.  The services provided offer a variety of proxy-related services to assist the Company’s handling of proxy voting responsibilities.

III.

Proxy Committee

The Company has also established a Proxy Committee that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in accordance with these Proxy Voting Policy and Procedures.  The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest.  The Company may have conflicts of interest that could potentially affect how it votes its clients’ proxies.  For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client’s account.  In order to ensure that all material conflicts of interest are addressed appropriately while carrying out the Company’s obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between the Company and its clients and to resolve such issues.

The Proxy Committee will also perform the following duties:

1.

Approve and monitor the outsourcing of voting obligations to the Proxy Provider;

2.

Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;

3.

Monitor proxy voting (or the failure to vote) based on the Company’s instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on the Company’s interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;

4.

Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and

5.

Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.

IV.

Proxy Voting – Conflicts of Interest

The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and the Company, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise.  In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote.  If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.

V.

Investment Management Personnel Responsibilities

The Company has assigned responsibility to its Chief Investment Officer for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with the Company’s position on various corporate governance issues and corporate actions and to make any amendments as necessary.  All amendments to the Proxy Guidelines will be communicated promptly to the Proxy Provider by the Company.

In addition, all proxy proposals which are required to be voted on a case-by-case basis in accordance with the Proxy Guidelines or proxy proposals which are not currently covered by the Proxy Guidelines are required to be reviewed by the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee).

VI.

Disclosure of Proxy Voting Policies and Procedures

The Company shall provide clients with a copy of the Proxy Voting Policy and Procedures upon request.  In addition, a summary of this policy is disclosed in Part II of the Company’s Form ADV which is provided to clients at or prior to entering into an investment advisory agreement with a client and is also offered to existing clients on an annual basis.

VII.

Providing Clients Access to Voting Records

Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts.  Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by the Company’s applicable client service representative.  Shareholders and unit-holders of commingled funds managed by the Company shall have access to voting records pursuant to the governing documents of the commingled fund.

Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or authorized by the applicable client.

VIII.

Maintenance of Proxy Voting Records

Rule 204-2 under the Investment Advisers Act of 1940 requires investment advisers that vote client proxies to maintain specified records with respect to those clients.  The Company must maintain the following records relating to proxy voting:

1.

Copies of the Company’s Proxy Voting Policies, Procedures and Guidelines;

2.

Copies or records of each proxy statement received with respect to clients’ securities for whom the Company exercises voting authority;

3.

A record of each vote cast on behalf of a client;

4.

A copy of any document created by the Company that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

5.

A copy of each written client request for information on how the Company voted proxies on behalf of the client, and a copy of any written response by the Company to any client request for information (either written or oral) on how the Company voted proxies on behalf of the requesting client.

Records are to be kept for a period of at least six years following the date that the vote was cast.  The Company may maintain the records electronically.  The Company may also satisfy the second and third requirement by relying on the Proxy Provider to maintain the required records on the Company’s behalf.  As such, the Proxy Provider must provide a copy of the records promptly upon request.

03-06-06

Appendix No. 1

Oppenheimer Capital LLC and PEA Capital LLC

Proxy Voting Guidelines

Table of Contents

Proposal

No.

Description

Management Proposals

Operational Items – U.S. Proposals

101.

Adjourn Meeting

102.

Approve Technical Amendments

103.

Approve Name Change

104.

Approve Other Business

Operational Items – Non-U.S. Proposals

101N.

Amend Articles-Technical

102N.

Amend Articles to Reflect Regulatory Changes

103N.

Approve Amendments to Articles of Association

104N.

Change Company Name

105N.

Amend Meeting Procedures/Change Date

106N.

Amend Company Purpose

107N.

Change Fiscal Year

108N.

Consider Other Business

109N.

Receive Statutory Reports

110N.

Authorize Legal Formalities

111N.

Approve Meeting Formalities

112N.

Questions

Board of Directors – U.S. Proposals

201.

Elect Directors

202.

Elect Contested Nominee

203.

Elect Subsidiary Director(s)

204.

Election of Trustee – Fund/Trust/Debtholders

205.

Approve Board Size

206.

Board Authority to Set Board Size

207.

Approve Classified Board

208.

Amend Classified Board

209.

Repeal Classified Board

210.

Adopt Cumulative Voting

211.

Eliminate Cumulative Voting

212.

Adopt Director Liability Provision

213.

Amend Director Liability Provision

214.

Adopt Indemnification Provision

215.

Amend Indemnification Provision

216.

Shareholder Approval to Fill Vacancies

217.

Removal of Directors

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Board of Directors – Non-U.S. Proposals

201N.

Election of Directors by Slate

202N.

Appoint Board Advisors/Deputy Directors/Alternate Directors

203N.

Ratify Executive Board Appointments

204N.

Elect Directors-Canada

205N.

Elect Directors-UK and Ireland

206N.

Elect Directors-Japan

207N.

Elect Directors-Other Markets

208N.

Election of Trustee – Fund/Trust/Debtholders

209N.

Elect Shareholder Representatives

210N.

Set Board/Supervisory Board Size Limits

211N.

Amend Board/Supervisory Board Size

212N.

Amend Board Structure

213N.

Indemnify Directors/Officers

214N.

Amend Terms of Indemnification

215N.

Elect Board Committee

216N.

Amend Board Election Rules

217N.

Establish Board Committee

218N.

Appoint Board Commission

219N.

Appoint Officer(s) from Board

220N.

Approve Minimum Stock Ownership by Directors

221N.

End Minimum Stock Ownership by Directors

222N.

Reduce Board Term to One Year

223N.

Preserve/Restore Supermajority to Oust Directors

224N.

Amend Board Powers/Procedures/Qualifications

225N.

Ratify Board Acts-Symbolic

226N.

Ratify Board Acts-Legal

Auditor/Financial Statement Related – U.S. Proposals

301.

Ratify Selection of Auditors

302.

Approve Financial Statements

Auditor/Financial Statement Related – Non-U.S. Proposals

301N.

Appoint Auditors and Set Their Fees

302N.

Set Auditors’ Fees

303N.

Appoint Outside Auditors

304N.

Appoint Secondary Outside Auditor

305N.

Appoint Substitute Back-up Auditor

306N.

Elect Supervisory Board/Corporate Assembly

307N.

Elect Statutory Auditors

308N.

Elect Alternate Statutory Auditors

309N.

Appoint Appraiser/Special Auditor/Liquidator

310N.

Set Number of Auditors

311N.

Set Number of Statutory Auditors

312N.

Approve Maximum Statutory Auditors’ Fee

313N.

Approve Bonuses for Retiring Statutory Auditors

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Auditor/Financial Statement Related – Non-U.S. Proposals (Continued)

314N.

Ending Statutory Auditor Retirement Bonuses

315N.

Amend Statutory Auditor Term

316N.

Ratify Acts of Auditors

317N.

Ratify Statutory Auditor Acts-Symbolic

318N.

Ratify Statutory Auditor Acts-Legal

319N.

Approve Financial Statements

320N.

Approve Book Entry System

321N.

Extend Consolidated Taxation Status

322N.

Approve Related Party Transactions

Executive and Director Compensation – U.S. Proposals

401.

Adopt Stock Incentive Plan

402.

Amend Stock Incentive Plan

403.

Add Shares to Stock Incentive Plan

404.

Extend Term of Stock Incentive Plan

405.

Limit Per-Employee Awards

406.

Adopt Director Stock Incentive Plan

407.

Amend Director Stock Incentive Plan

408.

Add Shares to Director Stock Incentive Plan

409.

Adopt Employee Stock Purchase Plan

410.

Amend Employee Stock Purchase Plan

411.

Add Shares to Employee Stock Purchase Plan

412.

Adopt Stock Award Plan

413.

Amend Stock Award Plan

414.

Add Shares to Stock Award Plan

415.

Approve Option/Stock Awards

416.

Adopt Director Stock Award Plan

417.

Amend Director Stock Award Plan

418.

Add Shares to Director Stock Award Plans

419.

Exchange Underwater Options

420.

Approve Annual Bonus Plan

421.

Amend Annual Bonus Plan

422.

Approve Long-Term Bonus Plan

423.

Amend Long-Term Bonus Plan

424.

Re-approve Option/Bonus Plan for OBRA

425.

Approve Savings Plan

426.

Adopt Deferred Compensation Plan

427.

Amend Deferred Compensation Plan

428.

Approve Employment Agreements

Executive and Director Compensation – Non-U.S. Proposals

401N.

Approve Stock Option Plan

402N.

Amend Stock Option Plan

403N.

Approve Stock Option Plan for Subsidiary

404N.

Approve Director Participation in Stock Plan

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Executive and Director Compensation – Non-U.S. Proposals (Continued)

405N.

Approve Outside Directors Stock Option Plan

406N.

Amend Outside Directors Stock Option Plan

407N.

Approve Stock Purchase Plan/SAYE/AESOP

408N.

Amend Stock Purchase Plan/SAYE/AESOP

409N.

Approve Option/Purchase Plan-Overseas Employees

410N.

Approve Stock Option Grant

411N.

Approve Stock Award

412N.

Approve Multiple Stock Option Grants

413N.

Approve Restricted Stock Grants (Japan Only)

414N.

Approve Executive Profit Sharing/Bonus Plan

415N.

Amend Executive Profit Sharing/Bonus Plan

416N.

Approve Bonus

417N.

Approve Bonuses for Retiring Directors

418N.

Ending Director Retirement Bonuses

419N.

Eliminate Board Retirement Bonus System

420N.

Ratify Director Retirement

421N.

Approve Remuneration Policy

422N.

Approve Loans to Directors/Employees

423N.

Establish Employee Share Trust

424N.

Issue Bonds with Warrants to Employees

425N.

Issue Warrants in Excess of Individual Limits

426N.

Approve Directors’ Fees

427N.

Approve Supervisory Board/Corporate Assembly Fees

428N.

Approve Board Commission Fees

429N.

Approve Committee Fees

430N.

Approve Committee Budget

431N.

Approve Shareholder Representative Fees

432N.

Approve Director Contract

Capital Structure – U.S. Proposals

501.

Increase Authorized Common Stock

502.

Decrease Authorized Common Stock

503.

Amend Authorized Common Stock

504.

Approve Common Stock Issuance

505.

Approve Warrants Exercisable for Common Stock

506.

Authorize Dual Class Common Stock

507.

Increase Authorized Dual Class Common Stock

508.

Eliminate Dual Class Common Stock

509.

Amend Dual Class Common Stock

510.

Eliminate Preemptive Rights

511.

Restore Preemptive Rights

512.

Authorize Preferred Stock

513.

Increase Authorized Preferred Stock

514.

Decrease Authorized Preferred Stock

515.

Amend Authorized Preferred Stock

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Capital Structure – U.S. Proposals (Continued)

516.

Cancel Series of Preferred Stock

517.

Approve Issuance/Conversion of Preferred Stock

518.

Approve Recapitalization

519.

Approve Stock Split

520.

Approve Reverse Stock Split

521.

Approve Share Repurchase

Capital Structure – Non-U.S. Proposals

501N.

Cancel Series of Preferred Stock

502N.

Approve Issuance/Conversion of Preferred Stock

503N.

Approve Recapitalization

504N.

Approve Stock Split

505N.

Approve Reverse Stock Split

506N.

Approve Share Repurchase

507N.

Authorize New Stock Class

508N.

Reauthorize Share Issue Limit

509N.

Authorize Issuance of Differential Voting Stock

510N.

Amend Share Class Rights

511N.

Issue Stock with Preemptive Rights

512N.

Issue Stock without Preemptive Rights

513N.

Issue Stock with Warrants

514N.

Issue Bonds with Warrants

515N.

Issue Warrants with Preemptive Rights

516N.

Issue Warrants without Preemptive Rights

517N.

Authorize Creation of Preferred Stock

518N.

Approve Issue of Preferred Stock

519N.

Increase Authorized Preferred Stock

520N.

Amend Authorized Preferred Stock

521N.

Issue Debt Instruments

522N.

Issue Convertible Debt Instruments

523N.

Amend Terms of Debt Instruments

524N.

Approve Borrowing

525N.

Approve Borrowing Powers

526N.

Convert One Form of Stock to Another

527N.

Approve Stock Split

528N.

Approve Reverse Stock Split

529N.

Reduce Authorized Capital when Shares Repurchased

530N.

Authorize Share Repurchase

531N.

Waive Approval of Share Repurchase

532N.

Re-issuance of Shares/Treasury Stock

533N.

Set Price of Reissued Treasury Stock

534N.

Amend Articles to Reflect Capital Increase/Decrease

535N.

Amend Articles Regarding Issuance of Capital

536N.

Amend Articles to Authorize Share Repurchase

537N.

Amend Articles Regarding Treasury Shares

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Capital Structure – Non-U.S. Proposals (Continued)

538N.

Approve Use/Transfer of Reserves

539N.

Transfer Shareholder Equity Funds

540N.

Authorize Trade in Company Stock

541N.

Amend Tradable Lot Size

542N.

Restate/Adjust Capital for Inflation

543N.

Amend Reporting Currency

544N.

Reduce Share Premium Account

545N.

Allow Company to Give Guarantees

546N.

Change Stock Exchange Listing(s)

547N.

Appoint Risk-Rating Agency

548N.

Authorize Nominal Capital Repayment

549N.

Set Dividend/Allocate Profits

550N.

Allocate Dividend

551N.

Waive Shareholder Approval for Profit Allocation

552N.

Approve Scrip Dividend/Dividend Reinvestment Plan

553N.

Approve Special Dividend/Bonus Share Issue

554N.

Amend Dividend Distribution Rules

555N.

Approve Interim Dividend

Mergers and Corporate Restructurings – U.S. Proposals

601.

Approve Merger/Acquisition

602.

Approve Restructuring

603.

Approve Bankruptcy Restructuring

604.

Approve Liquidation

605.

Ratify Liquidator’s Fees

606.

Approve Leveraged Buyout

607.

Approve Spin-Off

608.

Approve Sale of Assets

Mergers and Corporate Restructurings – Non-U.S. Proposals

601N.

Approve Merger/Acquisition

602N.

Approve Joint Venture/Strategic Alliance

603N.

Approve Restructuring/Recapitalization

604N.

Dissolve Company/Approve Liquidation

605N.

Approve Divestiture/Spin-Off

606N.

Approve Intra-Company Contracts

607N.

Extend Investment Trust

608N.

Dissolve Investment Trust

609N.

Create Parent Holding Company

Anti-Takeover Defenses/Voting Related Issues – U.S. Proposals

701.

Adopt Advance Notice Requirement

702.

Approve Non-Technical Charter Amendments

703.

Approve Non-Technical Bylaw Amendments

704.

Adopt Poison Pill

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

Anti-Takeover Defenses/Voting Related Issues – U.S. Proposals (Continued)

705.

Redeem Poison Pill

706.

Eliminate Written Consent

707.

Limit Written Consent

708.

Restore Written Consent

709.

Eliminate Special Meeting

710.

Limit Special Meeting

711.

Restore Special Meeting

712.

Adopt Supermajority Requirement for Business Transactions

713.

Amend Supermajority Requirement for Business Transactions

714.

Eliminate Supermajority Requirement for Business Transactions

715.

Adopt Supermajority Lock-in

716.

Amend Supermajority Lock-in

717.

Eliminate Supermajority Lock-in

718.

Consider Non-Financial Effects of Merger

Anti-Takeover Defenses/Voting Related Issues – Non-U.S. Proposals

701N.

Adopt Poison-Pill-Style Defense

702N.

Amend Poison-Pill-Style Defense

703N.

Limit Voting Rights

704N.

Amend Voting Rights Limit

705N.

End Voting Rights Limit

706N.

Require Voting Supermajority

707N.

Amend Supermajority Requirement

708N.

End Voting Supermajority

709N.

Approve Share Transfer/Registration

710N.

End Share Transfer/Registration

711N.

Registration of Shares

712N.

End Foreign Investor Restrictions

713N.

Amend Foreign Investor Restrictions

714N.

Amend Shareholder Disclosure Rules

715N.

Waive Mandatory Takeover Requirement

716N.

Require Approval for Partial Takeover Bids

717N.

Authorize Voting Record Date Changes (Japan Only)

State of Incorporation – U.S. Proposals

801.

Adopt Fair Price Provision

802.

Amend Fair Price Provision

803.

Repeal Fair Price Provision

804.

Adopt Anti-Greenmail Provision

805.

Approve Reincorporation

806.

Opt Out of State Takeover Law

807.

Opt Into State Takeover Law

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Management Proposals

State of Incorporation – Non-U.S. Proposals

801N.

Approve Reincorporation

802N.

Relocate Corporate Headquarters

Corporate Responsibility – Non-U.S. Proposals

901N.

Authorize Charitable Donations

902N.

Approve Political Donation

Other – U.S. Proposals

1001.

Miscellaneous Proposals

Other – Non-U.S. Proposals

1001N.

Approve Electronic Share Trading

1002N.

Approve Property Purchase

1003N.

Approve Property Sale

1004N.

Ratify Management Acts-Symbolic

1005N.

Ratify Management Acts-Legal

1006N.

Adopt Corporate Governance Standards

1007N.

Miscellaneous Proposals

Shares Out on Loan - U.S. Proposals

1100.

Shares Out on Loan

Share Blocking and Share Out on Loan – Non-U.S. Proposals

1100N.

Share Blocking and Shares Out on Loan

Version 1 – Effective March 6, 2006

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Shareholder Proposals

Operational Items – U.S. Proposals

SP-101.

Change Annual Meeting Location

SP-102.

Change Annual Meeting Date

SP-103.

Improve Meeting Reports

Board of Directors – U.S. Proposals

SP-201.

Majority Vote to Elect Directors

SP-202.

Director Tenure/Retirement Age

SP-203.

Repeal Classified Board

SP-204.

Double Board Nominees

SP-205.

Adopt Cumulative Voting

SP-206.

Director Liability

SP-207.

Independent Board Chairman

SP-208.

Lead Director

SP-209.

Allow Union/Employee Representatives on Board

SP-210.

Increase Board Independence

SP-211.

Create Nominating Committee

SP-212.

Increase Nominating Committee Independence

SP-213.

Create Shareholder Committee

SP-214.

Create Compensation Committee

SP-215.

Hire Independent Compensation Consultant

SP-216.

Increase Compensation Committee Independence

SP-217.

Increase Key Committee Independence

SP-218.

Minimum Stock Ownership by Directors

SP-219.

Directors’ Role in Corporate Strategy

SP-220.

Require Nominee Statement in Proxy

Board of Directors – Non-U.S. Proposals

SP-201N.

Elect Dissident Directors

SP-202N.

Elect Dissident Supervisory Board

SP-203N.

Set Age Limit on Directors

SP-204N.

Oust Director(s)

SP-205N.

Establish Key Board Committees

SP-206N.

Amend Board Procedures

SP-207N.

Limit Number of Boards

Auditor/Financial Statement Related – U.S. Proposals

SP-301.

Shareholder Approval of Auditors

SP-302.

Limit Non-Audit Fees

SP-303.

Increase Audit Committee Independence

SP-304.

Auditor Attendance

SP-305.

Rotate Auditors

Executive and Director Compensation – U.S. Proposals

SP-401.

Restrict/Reform Executive Compensation

SP-402.

Approve Executive Compensation

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Shareholder Proposals

Executive and Director Compensation – U.S. Proposals (Continued)

SP-403.

Disclose Executive Compensation

SP-404.

Cap Executive Pay

SP-405.

Require Option Shares to be Held

SP-406.

Restrict Director Compensation

SP-407.

Pay Directors in Stock

SP-408.

Restrict Director Pensions

SP-409.

No Re-pricing of Underwater Options

SP-410.

Award Performance-Based Options

SP-411.

Golden Parachutes

SP-412.

Add Performance Criteria to Equity-Based Awards

SP-413.

Expense Stock Options

SP-414.

Pension Fund Surplus

SP-415.

Approve and/or Disclose SERPs

Executive and Director Compensation – Non-U.S. Proposals

SP-401N.

Oppose/Change Executive Pay

Capital Structure – U.S. Proposals

SP-501.

Restore Preemptive Rights

Capital Structure – Non-U.S. Proposals

SP-501N.

Restrict Capital Increases

SP-502N.

Restore Preemptive Rights

SP-503N.

Remove Multiple-Voting Rights

SP-504N.

Increase Dividend

SP-505N.

Redistribute Profits

Mergers and Corporate Restructurings – U.S. Proposals

SP-601.

Study Sale or Spin-Off

Mergers and Corporate Restructurings – Non-U.S. Proposals

SP-601N.

Oppose Merger/Acquisition

SP-602N.

Restructure Investments

SP-603N.

Liquidate Company

Anti-Takeover Defenses/Voting Related Issues – U.S. Proposals

SP-701.

Redeem or Vote on Poison Pill

SP-702.

Right to Act by Written Consent

SP-703.

Restore Right to Call Special Meeting

SP-704.

Eliminate Supermajority Provision

SP-705.

Reduce Supermajority Provision

SP-706.

Prohibit Targeted Share Placement

SP-707.

Counting Shareholder Vote

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Shareholder Proposals

Anti-Takeover Defenses/Voting Related Issues – U.S. Proposals (Continued)

SP-708.

No Discretionary Voting

SP-709.

Adopt Confidential Voting

SP-710.

Equal Access to the Proxy

Anti-Takeover Defenses/Voting Related Issues – Non-U.S. Proposals

SP-701N.

End Bars on Foreign Investors

SP-702N.

End Voting Rights Limitation

SP-703N.

Facilitate Shareholder Proposals

SP-704N.

Approve Confidential Voting

State of Incorporation – U.S. Proposals

SP-801.

Repeal Fair Price Provision

SP-802.

Adopt Anti-Greenmail Provision

SP-803.

Reincorporation

SP-804.

Opt Out of State Takeover Statute

Corporate Responsibility – U.S. Proposals

SP-901.

Review or Promote Animal Welfare

SP-902.

Review Drug Pricing or Distribution

SP-903.

Review Response to or Impact of Pandemics

SP-904.

Review Tobacco Marketing

SP-905.

Sever Links with Tobacco Industry

SP-906.

Review or Reduce Tobacco Harm to Health

SP-907.

Review Nuclear Facility/Waste

SP-908.

Review Energy Efficiency & Renewables

SP-909.

Endorse Ceres Principles

SP-910.

Control Generation of Pollutants

SP-911.

Report on Environmental Impact or Plans

SP-912.

Review Social Impact of Financial Ventures

SP-913.

Report or Take Action on Climate Change

SP-914.

Review/Reduce Product Toxicity

SP-915.

Review/Reduce Toxicity of Product Formulation

SP-916.

Review or Curb Bioengineering

SP-917.

Preserve/Report on Natural Habitat

SP-918.

Report on Sustainability

SP-919.

Review Charitable Giving Policy

SP-920.

Limit or End Charitable Giving

SP-921.

Review Political Spending or Lobbying

SP-922.

Limit or End Political Spending

SP-923.

Disclose Prior Government Service

SP-924.

Affirm Political Nonpartisanship

SP-925.

Link Executive Pay to Social Criteria

SP-926.

Develop/Report on Human Rights Policy

SP-927.

Review/Develop Ethics Policy

SP-928.

Review Operations’ Impact on Local Groups

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Shareholder Proposals

Corporate Responsibility – U.S. Proposals (Continued)

SP-929.

Burma-Limit or End Operations

SP-930.

Burma-Review Operations

SP-931.

China-No Use of Forced Labor

SP-932.

China-Adopt Code of Conduct

SP-933.

Review Mexican Work Force Conditions

SP-934.

Adopt Standards for Mexican Operation

SP-935.

Review or Implement MacBride Principles

SP-936.

Urge MacBride on Contractor/Franchisee

SP-937.

Review Global Labor Practices

SP-938.

Review Developing Country Debt

SP-939.

Review Military Contracting Criteria

SP-940.

Review Economic Conversion

SP-941.

Review Space Weapons

SP-942.

Review Foreign Military Sales

SP-943.

Limit or End Nuclear Weapons Production

SP-944.

Review Nuclear Weapons Production

SP-945.

Review Fair Lending Policy

SP-946.

Review Job Cuts or Relocations

SP-947.

Report on EEO

SP-948.

Board Inclusiveness

SP-949.

Drop Sexual Orientation from EEO Policy

SP-950.

Adopt Sexual Orientation Anti-Bias Policy

SP-951.

Monitor/Adopt ILO Provisions

SP-952.

Miscellaneous Corporate Responsibility Proposals

Corporate Responsibility – Non-U.S. Proposals

SP-901N.

Review Nuclear Facility/Waste

SP-902N.

Review Energy Efficiency & Renewables

SP-903N.

Control Generation of Pollutants

SP-904N.

Report on Environmental Impact or Plans

SP-905N.

Report or Take Action on Climate Change

SP-906N.

Preserve/Report on Natural Habitat

SP-907N.

Review Charitable Giving Policy

SP-908N.

Review Political Spending or Lobbying

SP-909N.

Limit or End Political Spending

SP-910N.

Develop/Report on Human Rights Policy

SP-911N.

Commit to Increase Representation of Women

SP-912N.

Monitor/Adopt ILO Provisions

SP-913N.

Miscellaneous Corporate Responsibility Proposals

Other – U.S. Proposals

SP-1001.

Miscellaneous Proposals

Proxy Voting Guidelines - Table of Contents (Continued)

Proposal

No.

Description

Shareholder Proposals

Other – Non-U.S. Proposals

SP-1001N.

Improve Disclosure

SP-1002N.

Miscellaneous Proposals

Shares Out on Loan – U.S. Proposals

SP-1100.

Shares Out on Loan

Share Blocking and Shares Out on Loan – U.S. Proposals

SP-1100N.

Share Blocking and Shares out on Loan

Version 1 – Effective March 6, 2006

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

The Company will generally vote on management proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines.  In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.

OPERATIONAL ITEMS – U.S. PROPOSALS

101.

Adjourn Meeting:  The Company will vote for management proposals to adjourn meetings.

102.

Approve Technical Amendments:  The Company will vote for management proposals to approve technical amendments.  For this proposal, amendments may include restatements to omit spelling or grammatical errors, to change the company’s business purpose, or other similar technical changes.  They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures.

103.

Approve Name Change:  The Company will vote for management proposals regarding corporate name changes.

104.

Approve Other Business:  The Company will vote against management proposals to seek to approve other business.

OPERATIONAL ITEMS – NON-U.S. PROPOSALS

101N.

Amend Articles-Technical:  The Company will vote for management proposals to amend technical changes to the company’s legal documents.

102N.

Amend Articles to Reflect Regulatory Changes:  The Company will vote for management proposals to amend its articles to reflect regulatory changes.

103N.

Approve Amendments to Articles of Association:  The Company will evaluate management proposals to approve amendments to the articles of association on a case-by-case basis.

104N.

Change Company Name:  The Company will vote for management proposals to change the company’s name.

OPERATIONAL ITEMS – NON-U.S. PROPOSALS (CONTINUED)

105N.

Amend Meeting Procedures/Change Date:  The Company will vote for management proposals to amend meeting procedures or change meeting dates.

106N.

Amend Company Purpose:  The Company will vote for management proposals to amend the description of what the company does.

107N.

Change Fiscal Year:  The Company will vote for management proposals to change the company’s fiscal year.

108N.

Consider Other Business:  The Company will evaluate management proposals to consider other business on a case-by-case basis.

109N.

Receive Statutory Reports:  The Company will vote for management proposals to receive statutory reports.

110N.

Authorize Legal Formalities:  The Company will vote for management proposals to authorize legal formalities to ensure that the meeting is properly summoned, conducted and concluded, and its decisions carried out.

111N.

Approve Meeting Formalities:  The Company will vote for management proposals to approve meeting formalities.

112N.

Questions:  The Company will evaluate management proposals that allow for the use of Agenda items (may be labeled voting or nonvoting) indicating questions will be taken from the floor on a case-by-case basis.

BOARD OF DIRECTORS – U.S. PROPOSALS

201.

Elect Directors:  The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist.  The Company will withhold votes from a nominee as follows:

1.

Withhold votes from any non-independent nominee (excluding the CEO) if employees or affiliated directors comprise more than 50% of the board;

2.

Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;

3.

Withhold votes from any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent;

4.

Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent; and

BOARD OF DIRECTORS – U.S. PROPOSALS (CONTINUED)

5.

Withhold votes from any nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.

202.

Elect Contested Nominee:  The Company will evaluate management proposals to elect contested nominees on a case-by-case basis.

203.

Elect Subsidiary Director(s):  The Company will vote for management proposals to elect directors to a subsidiary corporation.

204.

Election of Trustee – Fund/Trust/Debtholders:  The Company will vote for management proposals relating to the election of trustees.

205.

Approve Board Size:  The Company will vote for management proposals that seek to approve board size unless:

1.

The proposed maximum board size is greater than 12 directors; or

2.

The board will consist of less than 3 directors.

206.

Board Authority to Set Board Size:  The Company will vote against management proposals which would give the board authority to set the size of the board without shareholder approval.

207.

Approve Classified Board:  The Company will vote against management proposals to approve classified boards.  Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.

208.

Amend Classified Board:  The Company will evaluate management proposals to amend classified boards on a case-by-case basis.

209.

Repeal Classified Board:  The Company will vote for management proposals to repeal classified boards.

210.

Adopt Cumulative Voting:  The Company will vote against management proposals to adopt cumulative voting.  Cumulative voting permits shareholders to apportion the total number of votes they are entitled to cast for one director among the candidates.  The total number of votes is equal to the total number of directors to be elected at the meeting multiplied by the number of shares eligible to be voted.

211.

Eliminate Cumulative Voting:  The Company will vote for management proposals to eliminate cumulative voting.

BOARD OF DIRECTORS – U.S. PROPOSALS (CONTINUED)

212.

Adopt Director Liability Provision:  The Company will vote for management proposals to adopt director liability provisions.

213.

Amend Director Liability Provision:  The Company will vote for management proposals to amend director liability provisions.

214.

Adopt Indemnification Provision:  The Company will vote for management proposals to adopt indemnification provisions.

215.

Amend Indemnification Provision:  The Company will vote for management proposals to amend indemnification provisions.

216.

Shareholder Approval to Fill Vacancies:  The Company will vote against management proposals which allow the board to fill vacancies without shareholder approval.

217.

Removal of Directors:  The Company will evaluate management proposals to remove members from the board on a case-by-case basis.

BOARD OF DIRECTORS – NON-U.S. PROPOSALS

201N.

Election of Directors by Slate:  The Company will vote for management proposals to elect directors by slate.

202N.

Appoint Board Advisors/Deputy Directors/Alternate Directors:  The Company will vote for management proposals to select nominees to serve as advisers, deputy directors or alternate directors to the board.

203N.

Ratify Executive Board Appointments:  The Company will vote for management proposals to ratify executive board appointments.

204N.

Elect Directors-Canada:  The Company will vote for management proposals in connection with the routing election of directors unless certain independence issues exist.  The Company will withhold votes from a nominee as follows:

1.

Withhold votes from all nominees if employees or affiliated directors comprise more than 50% of the board;

2.

Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent; and

3.

Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent.

BOARD OF DIRECTORS – NON-U.S. PROPOSALS (CONTINUED)

205N.

Elect Directors-UK and Ireland:  The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist. The Company will vote against any non-independent nominee as follows:

1.

Vote against any non-independent nominee who serves on the audit committee if 1% or more of the directors serving on the audit committee are not independent;

2.

Vote against any non-independent nominee who serves on the remuneration committee if 1% or more of directors serving on the remuneration committee are not independent; or

3.

Vote against any non-independent nominee who serves on the nominating committee if 1% or more of directors serving on the nominating committee are not independent.

206N.

Elect Directors-Japan:  The Company will vote for management proposals to elect directors on Japanese company ballots.

207N.

Elect Directors-Other Markets:  The Company will vote for management proposals to elect directors in other markets.

208N.

Election of Trustee – Fund/Trust/Debtholders:  The Company will evaluate management proposals relating to the election of trustees on a case-by-case basis.

209N.

Elect Shareholder Representatives:  The Company will vote for management proposals to elect the nominees who are available and qualified to act as shareholder representatives.

210N.

Set Board/Supervisory Board Size Limits:  The Company will vote for management proposals to set size limits for the board or supervisory board.

211N.

Amend Board/Supervisory Board Size:  The Company will vote for management proposals to amend the size of the board or supervisory board.

212N.

Amend Board Structure:  The Company will vote for management proposals to amend the structure of the board unless the amendment would institute a two-tier board system.

213N.

Indemnify Directors/Officers:  The Company will vote for management proposals to indemnify directors and officers.

214N.

Amend Terms of Indemnification:  The Company will vote for management proposals to amend the terms of indemnification.

BOARD OF DIRECTORS – NON-U.S. PROPOSALS (CONTINUED)

215N.

Elect Board Committee:  The Company will vote for management proposals to elect board committees unless the election is for an audit committee and executives will serve on the committee.

216N.

Amend Board Election Rules:  The Company will evaluate management proposals to amend board election rules on a case-by-case basis.

217N.

Establish Board Committee:  The Company will vote for management proposals to establish board committees.

218N.

Appoint Board Commission:  The Company will vote for management proposals to appoint board commissions.

219N.

Appoint Officer(s) from Board:  The Company will evaluate management proposals to appoint officer(s) from the board on a case-by-case basis.

220N.

Approve Minimum Stock Ownership by Directors:  The Company will vote for management proposals to approve a minimum stock ownership requirement for directors.

221N.

End Minimum Stock Ownership by Directors:  The Company will evaluate management proposals to end minimum stock ownership requirements for directors on a case-by-case basis.

222N.

Reduce Board Term to One Year:  The Company will vote for management proposals to reduce the board terms to one year.

223N.

Preserve/Restore Supermajority to Oust Directors:  The Company will vote against management proposals to preserve or restore supermajority rule to oust directors.

224N.

Amend Board Powers/Procedures/Qualifications:  The Company will evaluate management proposals to amend board powers, board procedures and board qualifications on a case-by-case basis.

225N.

Ratify Board Acts-Symbolic:  The Company will vote for management proposals to ratify board acts (symbolic) in the previous year.  This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

226N.

Ratify Board Acts-Legal:  The Company will evaluate management proposals to ratify board acts (legal) in the previous year on a case-by-case basis.

AUDITOR/FINANCIAL STATEMENT RELATED – U.S. PROPOSALS

301.

Ratify Selection of Auditors:  The Company will vote for management proposals to ratify the selection of auditors unless the fees paid by the company for non-audit services in the prior fiscal year exceed 75% of the aggregate fees paid to the company’s outside auditor.

302.

Approve Financial Statements:  The Company will vote for management proposals to approve the company’s financial statements.

AUDITOR/FINANCIAL STATEMENT RELATED – NON-U.S. PROPOSALS

301N.

Appoint Auditors and Set their Fees:  The Company will vote for management proposals to select auditors and set their fees.

302N.

Set Auditors’ Fees:  The Company will vote for management proposals to determine how much the auditors should be paid to perform the annual audit.

303N.

Appoint Outside Auditors:  The Company will vote for management proposals to appoint outside auditors.

304N.

Appoint Secondary Outside Auditor:  The Company will vote for management proposals to select secondary outside auditors.

305N.

Appoint Substitute Back-up Auditor:  The Company will vote for management proposals to select substitute back-up auditors.

306N.

Elect Supervisory Board/Corporate Assembly:  Markets with a two-tier board structure typically have what’s called a supervisory board (termed “supervisory auditors” in Japan), comprised of non-executives and a management board comprised of executives.  The structure is prevalent in Germany, Holland, other continental European markets, Asian markets including Japan and Indonesia, and elsewhere.  The Company will vote for management proposals to elect a supervisory board.

307N.

Elect Statutory Auditors:  The Company will vote for management proposals to elect statutory auditor board members.

308N.

Elect Alternate Statutory Auditor:  The Company will vote for management proposals to elect alternate statutory auditors.

AUDITOR/FINANCIAL STATEMENT RELATED – NON U.S. (CONTINUED)

309N.

Appoint Appraiser/Special Auditor/Liquidator:  The Company will vote for management proposals to select an appraiser to estimate the value of a proposed merger or an auditor to conduct a special audit.

310N.

Set Number of Auditors:  The Company will vote for management proposals that determine the appropriate number of auditors.

311N.

Set Number of Statutory Auditors:  The Company will vote for management proposals to set the number of statutory auditors.

312N.

Approve Maximum Statutory Auditors’ Fee:  The Company will vote for management proposals to approve the maximum statutory auditors’ fee unless the amount to be paid is not disclosed.

313N.

Approve Bonuses for Retiring Statutory Auditors:  The Company will vote against management proposals to approve bonuses for retiring statutory auditors.

314N.

Ending Statutory Auditor Retirement Bonuses:  The Company will evaluate management proposals for ending statutory auditor retirement bonuses on a case-by-case basis.

315N.

Amend Statutory Auditor Term:  The Company will vote for management proposals to amend the statutory auditors’ term.

316N.

Ratify Acts of Auditors:  The Company will vote for management proposals to ratify the acts of auditors for the previous financial year unless executives sit on the audit committee or the company does not have an audit committee.

317N.

Ratify Statutory Auditor Acts-Symbolic:  The Company will vote for management proposals to ratify statutory auditors’ acts (symbolic) in the previous year.  This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

318N.

Ratify Statutory Auditor Acts-Legal:  The Company will evaluate management proposals to ratify statutory auditors’ acts (legal) in the previous year on a case-by-case basis.

319N.

Approve Financial Statements:  The Company will vote for management proposals to approve the company’s financial statements unless the auditors have qualified their opinion in their evaluation of accounts.

320N.

Approve Book Entry System:  The Company will vote for management proposals to approve a book entry system to record stock transactions.

AUDITOR/FINANCIAL STATEMENT RELATED – NON U.S. (CONTINUED)

321N.

Extend Consolidated Taxation Status:  The Company will vote for management proposals to extend an authorization that allows companies to pay taxes as a consolidated group and earn a tax break.

322N.

Approve Related Party Transactions:  The Company will vote for management proposals to approve related-party transactions.

EXECUTIVE AND DIRECTOR COMPENSATION – U.S. PROPOSALS

401.

Adopt Stock Incentive Plan:  The Company will vote for management proposals to adopt stock incentive plans unless:

1.

The dilution represented by the proposed plan is more than 10% of the outstanding common stock;

2.

The proposed plan allows the company to re-price or replace underwater options without shareholder approval;

3.

The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;

4.

The proposed plan has an automatic share replenishment feature (evergreen plan);

5.

The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 1 year;

6.

The plan administrator may provide loans to exercise awards;

7.

The plan administrator may accelerate the vesting of outstanding awards; or

8.

The plan administrator may grant reload stock options.

402.

Amend Stock Incentive Plan:  The Company will vote for management proposals to amend stock incentive plans unless:

1.

The amendment would allow options to be priced at less than 100% of the fair market value;

2.

The amendment allows the plan administrator to re-price or replace underwater options;

3.

The amendment adds unrestricted stock awards or time-lapsing restricted stock awards that fully vest in less than 1 year; or

4.

The amendment extends the post-retirement exercise period of outstanding options.

403.

Add Shares to Stock Incentive Plan:  The Company will vote for management proposals to add shares to stock incentive plans unless:

EXECUTIVE AND DIRECTOR COMPENSATION – U.S. (CONTINUED)

1.

The dilution represented by the proposal is more than 10% of the outstanding common stock;

2.

The plan allows the company to re-price or replace underwater options without shareholder approval;

3.

The plan allows nonqualified options to be priced at less than 100% of the fair market value;

4.

The plan has an automatic share replenishment feature (evergreen plan);

5.

The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 1 year;

6.

The plan administrator may provide loans to exercise awards;

7.

The plan administrator may accelerate the vesting of outstanding awards; or

8.

The plan administrator may grant reload stock options.

404.

Extend Term of Stock Incentive Plan:  The Company will vote for management proposals to extend the term of stock incentive plans unless:

1.

The plan allows the company to re-price or replace underwater options without shareholder approval;

2.

The plan allows nonqualified options to be priced at less than 100% of the fair market value;

3.

The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 1 year;

4.

The plan administrator may provide loans to exercise awards;

5.

The plan administrator may accelerate the vesting of outstanding awards; or

6.

The plan administrator may grant reload stock options.

405.

Limit Per-Employee Awards:  Amendments to the U.S. Tax Code, which were made in 1993, limit the deductibility of compensation paid to each of a company’s five highest-paid executives up to $1 million per year.  Compensation paid to an executive may be excluded from the $1 million cap if it is paid pursuant to a plan that ties pay to the company’s performance.  To qualify for the performance-related exemption, stock options and stock appreciation rights (SARS) awards must be priced at no less than fair market value on the grant date and shareholders must approve the maximum potential award that may be granted to each plan participant.  The Company will vote for management proposals to limit per-employee awards.

406.

Adopt Director Stock Incentive Plan:  The Company will vote for management proposals to adopt director stock incentive plans unless:

1.

The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;

EXECUTIVE AND DIRECTOR COMPENSATION – U.S. (CONTINUED)

2.

The plan authorizes five or more types of awards; or

3.

The plan allows for non-formula, discretionary awards.

407.

Amend Director Stock Incentive Plan:  The Company will vote for management proposals to amend director stock incentive plans unless:

1.

The amendment would allow options to be priced at less than 100% of the fair market value;

2.

The amendment increases the size of the option awards;

3.

The amendment would authorize five or more types of awards; or

4.

The amendment would permit granting of non-formula, discretionary awards.

408.

Add Shares to Director Stock Incentive Plan:  The Company will vote for management proposals to add shares to director stock incentive plans unless:

1.

The plan allows the company to re-price or replace underwater options without shareholder approval;

2.

The plan allows nonqualified options to be priced at less than 100% of the fair market value;

3.

The plan authorizes five or more types of awards; or

4.

The plan allows for non-formula, discretionary awards.

409.

Adopt Employee Stock Purchase Plan:  The Company will vote for management proposals to adopt employee stock purchase plans unless the proposed plan allows employees to purchase stock at less than 85% of the fair market value.

410.

Amend Employee Stock Purchase Plan:  The Company will vote for management proposals to amend employee stock purchase plans unless the amendment allows employees to purchase stock at less than 85% of the fair market value.

411.

Add Shares to Employee Stock Purchase Plan:  The Company will vote for management proposals to add shares to employee stock purchase plans unless the plan allows employees to purchase stock at less than 85% of the fair market value.

412.

Adopt Stock Award Plan:  The Company will vote for management proposals to adopt stock award plans unless the dilution represented by the proposed plan is more than 10% of outstanding common stock or the proposed plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.

EXECUTIVE AND DIRECTOR COMPENSATION – U.S. (CONTINUED)

413.

Amend Stock Award Plan:  The Company will vote for management proposals to amend stock award plans unless the amendment shortens the vesting requirement or lessens performance requirements.

414.

Add Shares to Stock Award Plan:  The Company will vote for management proposals to add shares to stock award plans unless the dilution represented by the proposal is more than 10% of outstanding common stock or the plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.

415.

Approve Option/Stock Awards:  The Company will vote for management proposals to approve option/stock awards unless:

1.

The dilution represented by the award is more than 5% of outstanding common stock;

2.

The option is priced at less than 85% of the fair market value on the grant date; or

3.

The award is time-lapsing restricted stock that fully vests in less than 3 years.

416.

Adopt Director Stock Award Plan:  The Company will vote for management proposals to adopt director stock award plans unless:

1.

The dilution represented by the proposal is more than 5% of outstanding common stock;

2.

The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or

3.

The plan allows for non-formula, discretionary awards.

417.

Amend Director Stock Award Plan:  The Company will vote for management proposals to amend director stock award plans unless the amendment adds unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years or the amendment would permit granting of non-formula, discretionary awards.

418.

Add Shares to Director Stock Award Plans:  The Company will vote for management proposals to add shares to director stock award plans unless:

1.

The dilution represented by the proposal is more than 5% of outstanding common stock;

2.

The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or

3.

The plan allows for non-formula, discretionary awards.

EXECUTIVE AND DIRECTOR COMPENSATION – U.S. (CONTINUED)

419.

Exchange Underwater Options:  Stock options whose exercise price is higher than the current market price of the underlying stock are said to be “underwater.”  One way to re-price such options is to exchange them for new options with an exercise price set at fair market value on the new grant date.  The Company will vote against management proposals to exchange underwater options.

420.

Approve Annual Bonus Plan:  The Company will vote for management proposals to approve annual bonus plans.

421.

Amend Annual Bonus Plan:  The Company will vote for management proposals to amend annual bonus plans.

422.

Approve Long-Term Bonus Plan:  The Company will vote for management proposals to approve long-term bonus plans.

423.

Amend Long-Term Bonus Plan:  The Company will vote for management proposals to amend long-term bonus plans.

424.

Re-approve Option/Bonus Plan for OBRA:  The Company will vote for management proposals to re-approve option or bonus plans for OBRA.

425.

Approve Savings Plan:  The Company will vote for management proposals to approve savings plans.

426.

Adopt Deferred Compensation Plan:  The Company will vote for management proposals to adopt deferred compensation plans.

427.

Amend Deferred Compensation Plan:  The Company will vote for management proposals to amend deferred compensation plans.

428.

Approve Employment Agreements:  The Company will vote for management proposals to approve employment agreements/contracts.

EXECUTIVE AND DIRECTOR COMPENSATION – NON-U.S. PROPOSALS

401N.

Approve Stock Option Plan:  The Company will vote for management proposals to approve stock option plans unless the potential dilution from the proposed plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

EXECUTIVE AND DIRECTOR COMPENSATION – NON-U.S. (CONTINUED)

402N.

Amend Stock Option Plan:  The Company will vote for management proposals to amend stock option plans unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 5% of the current outstanding ordinary shares or the amendment would allow for the grant of options at a discount to the fair market value.

403N.

Approve Stock Option Plan for Subsidiary:  The Company will vote for management proposals to approve stock option plans for subsidiaries unless the plan issues stock in the parent company and the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

404N.

Approve Director Participation in Stock Plan:  The Company will vote for management proposals to approve director participation in stock plans unless the potential dilution from the proposed awards exceeds 5% of the current outstanding ordinary shares or the proposed awards may be granted at a discount to the fair market value.

405N.

Approve Outside Directors Stock Option Plan:  The Company will vote for management proposals to approve outside directors stock option plans unless the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

406N.

Amend Outside Directors Stock Option Plan:  The Company will vote for management proposals to amend outside director’s stock option plans unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the amendment will allow for the grant of options at a discount to the fair market value.

407N.

Approve Stock Purchase Plan/SAYE/AESOP:  The Company will vote for management proposals to approve stock purchase plans/SAYE/AESOP unless the potential dilution from the plan exceeds 10% of the current outstanding ordinary shares or the plan allows for discounts of more than 15% on stock purchases.

408N.

Amend Stock Purchase Plan/SAYE/AESOP:  The Company will vote for management proposals to amend stock purchase plans/SAYE/AESOP unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 10% of the current outstanding ordinary shares or the amendment would allow for discounted stock purchases of more than 15%.

EXECUTIVE AND DIRECTOR COMPENSATION – NON-U.S. (CONTINUED)

409N.

Approve Option/Purchase Plan-Overseas Employees:  The Company will vote for management proposals to approve stock option or stock purchase plans for overseas employees unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the options may be granted at a discount to the fair market value.

410N.

Approve Stock Option Grant:  The Company will vote for management proposals to approve stock option grants unless the potential dilution from the grant exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

411N.

Approve Stock Award:  The Company will vote for management proposals to approve stock awards unless the potential dilution from the stock award exceeds 5% of the current outstanding ordinary shares.

412N.

Approve Multiple Stock Option Grants:  Multiple stock option grants are stock grants proposed for multiple recipients, which may have varied terms that are bundled into a single proposal.  The Company will vote for management proposals to approve multiple stock option grants.

413N.

Approve Restricted Stock Grants (Japan Only):  The Company will vote for management proposals to approve restricted stock grants on Japanese company ballots.

414N.

Approve Executive Profit Sharing/Bonus Plan:  The Company will vote for management proposals to approve executive profit sharing/bonus plans.

415N.

Amend Executive Profit Sharing/Bonus Plan:  The Company will vote for management proposals to amend executive profit sharing/bonus plans.

416N.

Approve Bonus:  The Company will vote for management proposals to approve bonuses unless the company does not disclose the recipient(s) and/or the amount of the bonus.

417N.

Approve Bonuses for Retiring Directors:  The Company will vote for management proposals to approve bonuses for retiring directors unless the bonus amounts are not disclosed or information on insider-outsider status is not provided.

418N.

Ending Director Retirement Bonuses:  The Company will evaluate management proposals to approve ending director retirement bonuses on a case-by-case basis.

419N.

Eliminate Board Retirement Bonus System:  The Company will vote for management proposals to eliminate board retirement bonus systems.

EXECUTIVE AND DIRECTOR COMPENSATION – NON-U.S. (CONTINUED)

420N.

 Ratify Director Retirement:  The Company will vote for management proposals to ratify director retirement.

420N.

Approve Remuneration Policy:  The Company will vote for management proposals to approve the company’s remuneration policy.

422N.

Approve Loans to Directors/Employees:  The Company will evaluate management proposals to approve loans to board members or employees on a case-by-case basis.

423N.

Establish Employee Share Trust:  The Company will vote for management proposals to establish share trusts to administer and deliver shares to employees participating in incentive share plans.

424N.

Issue Bonds with Warrants to Employees:  The Company will evaluate management proposals to issue bonds with warrants over company shares to employees on a case-by-case basis.

425N.

Issue Warrants in Excess of Individual Limits:  The Company will evaluate management proposals to issue warrants in excess of individual limits on a case-by-case basis.

426N.

Approve Directors’ Fees:  The Company will vote for management proposals to approve directors’ fees unless the company does not disclose the fees that will be paid to directors.

427N.

Approve Supervisory Board/Corporate Assembly Fees:  The Company will vote for management proposals to approve fees of the supervisory board of corporate assembly members unless the company does not disclose the amount to be paid.

428N.

Approve Board Commission Fees:  The Company will vote for management proposals to approve board commission fees.

429N.

Approve Committee Fees:  The Company will vote for management proposals to approve committee fees unless the fees are not disclosed.

430N.

Approve Committee Budget:  The Company will vote for management proposals to approve the committee’s budget unless the amount is not disclosed.

431N.

Approve Shareholder Representative Fees:  The Company will vote for management proposals to approve shareholder representative fees unless the company does not disclose the amount to be paid.

EXECUTIVE AND DIRECTOR COMPENSATION – NON-U.S. (CONTINUED)

432N.

Approve Director Contract:  The Company will vote for management proposals to approve directors’ contracts.

CAPITAL STRUCTURE – U.S. PROPOSALS

501.

Increase Authorized Common Stock:  The Company will vote for management proposals to increase authorized common stock unless the increase is not intended to effect a merger, stock split, or recapitalization or the dilution represents more than 100% of the currently authorized shares of stock class.

502.

Decrease Authorized Common Stock:  The Company will vote for management proposals to decrease authorized common stock.

503.

Amend Authorized Common Stock:  The Company will vote for management proposals to amend authorized common stock.

504.

Approve Common Stock Issuance:  The Company will evaluate management proposals to issue shares of common stock on a case-by-case basis.

505.

Approve Warrants Exercisable for Common Stock:  The Company will evaluate management proposals to approve the issuance of warrants exercisable for common stock on a case-by-case basis.

506.

Authorize Dual Class Common Stock:  The Company will vote against management proposals to authorize dual class common stock.

507.

Increase Authorized Dual Class Common Stock:  The Company will vote for management proposals to increase authorized dual class common stock unless it will allow the company to issue additional shares with superior voting rights.

508.

Eliminate Dual Class Common Stock:  The Company will vote for management proposals to eliminate dual class common stock.

509.

Amend Dual Class Common Stock:  The Company will evaluate management proposals to amend dual class common stock on a case-by-case basis.

510.

Eliminate Preemptive Rights:  The Company will vote for management proposals to eliminate preemptive rights.  Preemptive rights give existing shareholders a “right of first refusal” to purchase new issues of shares to maintain their proportional ownership in the company.

CAPITAL STRUCTURE – U.S. PROPOSALS (CONTINUED)

511.

Restore Preemptive Rights:  The Company will vote against management proposals to restore preemptive rights.

512.

Authorize Preferred Stock:  The Company will vote for management proposals to issue authorized preferred stock unless the board has unlimited rights to set the terms and conditions of the shares (known as “blank check” preferred stock).

513.

Increase Authorized Preferred Stock:  The Company will vote for management proposals to increase authorized preferred stock unless the proposed increase creates potential dilution of more than 50% or the board has unlimited rights to set the terms and conditions of the shares.

514.

Decrease Authorized Preferred Stock:  The Company will vote for management proposals to decrease authorized preferred stock.

515.

Amend Authorized Preferred Stock:  The Company will evaluate management proposals to amend authorized preferred stock on a case-by-case basis.

516.

Cancel Series of Preferred Stock:  The Company will vote for management proposals to cancel a series of preferred stock.

517.

Approve Issuance/Conversion of Preferred Stock:  The Company will vote for management proposals to approve the issuance or conversion of preferred stock unless the shares have voting rights superior to those of other shares.

518.

Approve Recapitalization:  The Company will evaluate management proposals to approve recapitalizations on a case-by-case basis.

519.

Approve Stock Split:  The Company will vote for management proposals seeking approval for a stock split.

520.

Approve Reverse Stock Split:  The Company will vote for management proposals seeking approval for a reverse stock split.

521.

Approve Share Repurchase:  The Company will vote for management proposals that seek approval for a stock repurchase plan.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS

501N.

Amend/Remove Par Value:  The Company will vote for management proposals to amend or remove the stock’s par value.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

502N.

Increase Authorized Capital:  The Company will vote for management proposals to increase authorized capital unless:

1.

The increase is greater than 50%;

2.

The explicit purpose of the increase is to strengthen takeover defenses; or

3.

The board can set the rights/terms of the shares at issuance.

503N.

Reduce Authorized Capital:  The Company will vote for management proposals to reduce authorized capital.

504N.

Limit Capital Increase:  The Company will vote for management proposals to limit capital increase.

505N.

Allow Subsidiaries to Issue Stock:  The Company will vote for management proposals to allow subsidiaries to issue stock unless the potential dilution in the parent company would exceed 20% of the current outstanding ordinary shares.

506N.

Cancel Authorized Stock Class:  The Company will vote for management proposals to cancel a particular class of stock.

507N.

Authorize New Stock Class:  The Company will vote for management proposals to authorize a new stock class unless the new class carries differential (inferior or superior) voting rights.

508N.

Reauthorize Share Issue Limit:  The Company will vote for management proposals to reauthorize share issue limits.

509N.

Authorize Issuance of Differential Voting Stock:  The Company will vote against management proposals to authorize the issuance of differential voting stock.

510N.

Amend Share Class Rights:  The Company will vote for management proposals to amend share class rights unless:

1.

The amendment results in a loss of voting rights;

2.

The amendment results in a loss of dividend rights; or

3.

The amendment results in a dual class share structure with unequal voting rights.

511N.

Issue Stock with Preemptive Rights:  The Company will vote for management proposals to issue stock with preemptive rights unless:

1.

The potential dilution exceeds 100% of the current outstanding ordinary shares;

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

2.

The explicit purpose of the stock issuance is to strengthen takeover defenses; or

3.

The maximum number of shares to be issued is not disclosed.

512N.

Issue Stock without Preemptive Rights:  The Company will vote for management proposals to issue stock without preemptive rights unless:

1.

The potential dilution exceeds 50% of the current outstanding ordinary shares;

2.

The explicit purpose of the stock issuance is to strengthen takeover defenses;

3.

The board can set the rights/terms of the shares at issuance; or

4.

The maximum number of shares to be issued is not disclosed.

513N.

Issue Stock with Warrants:  The Company will vote for management proposals to issue stock with warrants unless:

1.

The potential dilution exceeds 50% of the current outstanding ordinary shares;

2.

The explicit purpose of the stock issuance is to strengthen takeover defenses;

3.

The board can set the rights/terms of the shares at issuance; or

4.

The maximum number of shares to be issued is not disclosed.

514N.

Issue Bonds with Warrants:  The Company will vote for management proposals to issue bonds with warrants unless the potential dilution exceeds 10% of the current outstanding ordinary shares.

515N.

Issue Warrants with Preemptive Rights:  The Company will vote for management proposals to issue warrants with preemptive rights unless the potential dilution exceeds 100% of the current outstanding ordinary shares or the explicit purpose of the stock issuance is to strengthen takeover defenses.

516N.

Issue Warrants without Preemptive Rights:  The Company will vote for management proposals to issue warrants without preemptive rights unless:

1.

The potential dilution exceeds 50% of the current outstanding ordinary shares;

2.

The explicit purpose of the stock issuance is to strengthen takeover defenses;

3.

The board can set the rights/terms of the shares at issuance; or

4.

The maximum number of shares to be issued is not disclosed.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

517N.

Authorize Creation of Preferred Stock:  If the board has an unlimited right to set the terms for the class and may issue the preferred stock for anti-takeover purposes without shareholder approval, the stock is considered blank check.  The Company will vote for management proposals to authorize the creation of preferred stock unless the authorization is for blank check preferred stock.

518N.

Approve Issue of Preferred Stock:  The Company will vote for management proposals to approve the issuance of preferred stock unless the board can set the rights/terms of the shares at issuance.

519N.

Increase Authorized Preferred Stock:  The Company will vote for management proposals to increase authorized preferred stock unless the board can set the rights/terms of the additional shares at the time of issuance.

520N.

Amend Authorized Preferred Stock:  The Company will vote for management proposals to amend authorized preferred stock unless the amendment would result in board authority to issue blank check preferred stock.

521N.

Issue Debt Instruments:  The Company will vote for management proposals to issue debt instruments.

522N.

Issue Convertible Debt Instruments:  The Company will vote for management proposals to issue convertible debt instruments unless the potential dilution exceeds 50% of the current outstanding ordinary shares.

523N.

Amend Terms of Debt Instruments:  The Company will vote for management proposals to amend the terms of issued convertible debt instruments unless the amendment would increase potential dilution by 50%.

524N.

Approve Borrowing:  The Company will vote for management proposals to approve borrowing.

525N.

Amend Borrowing Powers:  The Company will vote for management proposals to amend the company’s articles regarding the limit on borrowing powers.

526N.

Convert One Form of Stock to Another:  The Company will vote for management proposals to convert one form of stock to another unless the amendment results in a loss or reduction of voting rights.

527N.

Approve Stock Split:  The Company will vote for management proposals to approve stock splits.

528N.

Approve Reverse Stock Split:  The Company will vote for management proposals to approve reverse stock splits.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

529N.

Reduce Authorized Capital when Shares Repurchased:  The Company will vote for management proposals to reduce its authorized capital when shares are repurchased.

530N.

Authorize Share Repurchase:  The Company will vote for management proposals to authorize share repurchases.

531N.

Waive Approval of Share Repurchase:  The Company will vote for management proposals to waive approval for share repurchases.

532N.

Re-issuance of Shares/Treasury Stock:  The Company will vote for management proposals to sell shares it has previously repurchased and held in reserve as treasury stock.

533N.

Set Price of Reissued Treasury Stock:  The Company will vote for management proposals to set the price range at which treasury stock can be sold privately or not on stock market.

534N.

Amend Articles to Reflect Capital Increase/Decrease:  The Company will vote for management proposals to amend its bylaws to reflect increases or decreases in share capital.

535N.

Amend Articles Regarding Issuance of Capital:  The Company will evaluate management proposals to amend the company’s articles regarding issuance of capital on a case-by-case basis.

536N.

Amend Articles to Authorize Share Repurchase:  The Company will vote for management proposals to amend the company’s articles to authorize share repurchases.

537N.

Amend Articles Regarding Treasury Shares:  The Company will vote for management proposals to amend its articles regarding treasury shares.

538N.

Approve Use/Transfer of Reserves:  The Company will vote for management proposals to approve the use or transfer of reserves.

539N.

Transfer Shareholder Equity Funds:  The Company will vote for management proposals to approve transfers between shareholder equity accounts.

540N.

Authorize Trade in Company Stock:  The Company will vote for management proposals to authorize the company to trade in its own stock.

541N.

Amend Tradable Lot Size:  The Company will vote for management proposals to change the size of tradable units.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

542N.

Restate/Adjust Capital for Inflation:  The Company will evaluate management proposals to restate or adjust capital for inflation on a case-by-case basis.

543N.

Amend Reporting Currency:  The Company will vote for management proposals to amend the company’s reporting currency.

544N.

Reduce Share Premium Account:  The Company will vote for management proposals to reduce the share premium account to clear deficits on profit and loss accounts or to return cash to stakeholders.

545N.

Allow Company to Give Guarantees:  The Company will vote for management proposals that allow companies to give guarantees.

546N.

Change Stock Exchange Listing(s):  The Company will evaluate management proposals to change stock exchange listings on a case-by-case basis.

547N.

Appoint Risk-Rating Agency:  The Company will vote for management proposals to appoint a risk-rating agency.

548N.

Authorize Nominal Capital Repayment:  The Company will vote for management proposals to authorize nominal capital repayment.

549N.

Set Dividend/Allocate Profits:  The Company will vote for management proposals to determine how to apportion the company’s profits for the year and set the dividend.

550N.

Allocate Dividend:  The Company will vote for management proposals relating to allocation of dividends.

551N.

Waive Shareholder Approval for Profit Allocation:  The Company will vote for management proposals that waive shareholder approval for profit allocation proposals.

552N.

Approve Scrip Dividend/Dividend Reinvestment Plan:  Stock dividend programs allow investors to obtain additional shares on attractive terms while enabling the company to conserve cash.  The Company will vote for management proposals to approve scrip dividends or dividend reinvestment plans.

553N.

Approve Special Dividend/Bonus Share Issue:  The Company will vote for management proposals that permit management to determine whether it is in the company’s interest to offer shareholders a special bonus dividend.

554N.

Amend Dividend Distribution Rules:  The Company will vote for management proposals to amend its dividend distribution rules.

CAPITAL STRUCTURE – NON-U.S. PROPOSALS (CONTINUED)

555N.

Approve Interim Dividend:  The Company will vote for management proposals to approve an interim dividend.

MERGERS AND CORPORATE RESTRUCTURINGS – U.S. PROPOSALS

601.

Approve Merger/Acquisition:  The Company will evaluate merger and acquisition management proposals on a case-by-case basis.  The Company will consider the following factors:

1.

Anticipated financial and operating benefits;

2.

Offer price (cost vs. premium);

3.

Prospects of the combined companies;

4.

How the deal was negotiated;

5.

Changes in corporate governance and their impact on shareholder rights;

6.

Corporate restructuring;

7.

Spin-offs;

8.

Asset sales;

9.

Liquidations; and

10.

Rights of appraisal.

602.

Approve Restructuring:  The Company will evaluate corporate restructuring management proposals on case-by-case basis.

603.

Approve Bankruptcy Restructuring:  The Company will evaluate bankruptcy restructuring management proposals on case-by-case basis.

604.

Approve Liquidation:  The Company will evaluate liquidation proposals by management on a case-by-case basis and will review management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

605.

Ratify Liquidator’s Fees:  The Company will evaluate management proposals to ratify liquidator’s fees on a case-by-case basis.

605.

Approve Leveraged Buyout:  The Company will evaluate management proposals to approve a leveraged buyout on a case-by-case basis.

606.

Approve Spin-Off:  The Company will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

MERGERS AND CORPORATE RESTRUCTURINGS – U.S. (CONTINUED)

607.

Approve Sale of Assets:  The Company will evaluate asset sale management proposals on a case-by-case basis by assessing the impact on the balance sheet/working capital and the value received for the asset.

MERGERS AND CORPORATE RESTRUCTURINGS – NON-U.S. PROPOSALS

601N.

Approve Merger/Acquisition:  The Company will evaluate management proposals to approve mergers and acquisitions on a case-by-case basis.

602N.

Approve Joint Venture/Strategic Alliance:  The Company will evaluate management proposals to approve joint ventures or strategic partnerships on a case-by-case basis.

603N.

Approve Restructuring/Recapitalization:  The Company will evaluate management proposals to approve restructuring or recapitalization of companies on a case-by-case basis.

604N.

Dissolve Company/Approve Liquidation:  The Company will evaluate management proposals to dissolve companies or approve liquidations on a case-by-case basis.

605N.

Approve Divestiture/Spin-Off:  The Company will evaluate management proposals to approve company divestitures or spin-offs on a case-by-case basis.

606N.

Approve Intra-Company Contracts:  The Company will vote for management proposals to approve intra-company contracts.

607N.

Extend Investment Trust:  The Company will vote for management proposals to extend investment trusts.

608N.

Dissolve Investment Trust:  The Company will evaluate management proposals to dissolve investment trusts on a case-by-case basis.

609N.

Create Parent Holding Company:  The Company will evaluate management proposals to create a parent holding company on a case-by-case basis.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES – U.S.

701.

Adopt Advance Notice Requirement:  The Company will vote for management proposals to adopt advance notice requirements for shareholder proposals.  By requiring advance notice, the board can review and consider shareholder presentations for their content and value as a shareholder issue.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES – U.S. (CONT.)

702.

Approve Non-Technical Charter Amendments:  The Company will vote for management proposals to approve non-technical charter amendments unless the amendments reduce shareholders’ rights.

703.

Approve Non-Technical Bylaw Amendments:  The Company will vote for management proposals to approve non-technical bylaw amendments unless the amendments reduce shareholders’ rights.

704.

Adopt Poison Pill:  A poison pill is a strategic move by a takeover-target to make its stock less attractive.  A target company with a “pill” (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.  The Company will vote against management proposals to adopt poison pills.

705.

Redeem Poison Pill:  The Company will vote for management proposals to redeem poison pills.

706.

Eliminate Written Consent:  The Company will vote against management proposals which eliminate written consent.  Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.

707.

Limit Written Consent:  The Company will vote against management proposals which limit written consent.

708.

Restore Written Consent:  The Company will vote for management proposals which restore written consent.

709.

Eliminate Special Meeting:  The Company will vote against management proposals which eliminate the ability of shareholders to call special meetings.

710.

Limit Special Meeting:  The Company will vote against management proposals which limit shareholders’ ability to call a special meeting.

711.

Restore Special Meeting:  The Company will vote for management proposals which restore the ability of shareholders to call a special meeting.

712.

Adopt Supermajority Requirement for Business Transactions:  The Company will vote against management proposals to adopt supermajority vote requirements to approve mergers or other business combinations.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES – U.S. (CONT.)

713.

Amend Supermajority Requirement for Business Transactions:  The Company will vote for management proposals to amend supermajority requirements for business transactions unless the amendment would increase the vote required to approve a business transaction.

714.

Eliminate Supermajority Requirement for Business Transactions:  The Company will vote for management proposals to eliminate supermajority requirements for business transactions.

715.

Adopt Supermajority Lock-in:  The Company will vote against management proposals to adopt supermajority lock-in vote requirements.  In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions.

716.

Amend Supermajority Lock-in:  The Company will evaluate management proposals to amend supermajority lock-in vote requirements on a case-by-case basis.

717.

Eliminate Supermajority Lock-in:  The Company will vote for management proposals to eliminate supermajority lock-in vote requirements.

718.

Consider Non-Financial Effects of Merger:  Also called “directors’ duties,” these anti-takeover provisions allow directors to consider the non-financial interests of employees, suppliers, customers and the communities in which the company operates, in addition to the financial interests of shareholders, when assessing a merger proposal.  The Company will vote against management proposals to consider the non-financial effects of a merger proposal.

ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES – NON-U.S.

701N.

Adopt Poison-Pill-Style Defense:  The Company will evaluate management proposals seeking to adopt poison-pill-style plans (known as shareholder rights plans) on a case-by-case basis.

702N.

Amend Poison-Pill-Style Defense:  The Company will evaluate management proposals seeking to amend poison-pill-style plans on a case-by-case basis.

703N.

Limit Voting Rights:  The Company will vote against management proposals that seek to limit voting rights.

704N.

Amend Voting Rights Limit:  The Company will vote for management proposals to amend voting rights unless the amendment would strengthen the voting rights limit.

ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES – NON-U.S. (CONT.)

705N.

End Voting Rights Limit:  The Company will vote for management proposals to remove a company’s voting rights limitation.

706N.

Require Voting Supermajority:  The Company will vote against management proposals that require voting supermajority.

707N.

Amend Supermajority Requirement:  The Company will vote for management proposals to amend supermajority provisions unless the amendment would increase the supermajority vote requirement.

708N.

End Voting Supermajority:  The Company will vote for management proposals to end voting supermajority.

709N.

Approve Share Transfer/Registration:  Share transfer/registration is a practice that serves as a defense in takeover attempts and allows management to refuse to register shares acquired by an investor.  The shares in question then lose voting rights but retain all other rights.  The Company will evaluate management proposals to approve share transfer/registration on a case-by-case basis.

710N.

End Share Transfer/Registration:  The Company will evaluate management proposals to end share transfer/registration on case-by-case basis.

711N.

Registration of Shares:  The Company will evaluate management proposals relating to registration of shares on a case-by-case basis.

712N.

End Foreign Investor Restrictions:  The Company will vote for management proposals to end foreign investor restrictions pertaining to shareholders’ rights to buy, hold, vote, sell and collect dividends on the company’s stock.

713N.

Amend Foreign Investor Restrictions:  The Company will evaluate management proposals to amend foreign investor restrictions on a case-by-case basis.

714N.

Amend Shareholder Disclosure Rules:  The Company will vote for management proposals to amend shareholder disclosure rules.

715N.

Waive Mandatory Takeover Requirement:  The Company will evaluate management proposals that seek to grant a waiver from the statutory mandatory takeover requirement on a case-by-case basis.

716N.

Require Approval for Partial Takeover Bids:  The Company will evaluate management proposals that require approval for partial takeover bids on a case-by-case basis.

ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES – NON-U.S. (CONT.)

717N.

Authorize Voting Record Date Changes (Japan Only):  The traditional record date in Japan is the fiscal year closing date, typically about three months prior to the annual shareholder meeting.  The Company will vote for management proposals to authorize voting record date changes.

STATE OF INCORPORATION – U.S. PROPOSALS

801.

Adopt Fair Price Provision:  Fair price provisions require a supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the merger is approved by the company’s board.  The Company will vote for management proposals to adopt fair price provisions.

802.

Amend Fair Price Provision:  The Company will vote for management proposals to amend fair price provisions.

803.

Repeal Fair Price Provision:  The Company will evaluate management proposals to repeal fair price provisions on a case-by-case basis.

804.

Adopt Anti-Greenmail Provision:  Greenmail is the name given to certain discriminatory share repurchases.  Typically, it refers to payments that a company makes to a raider in exchange for the raider’s shares and a guarantee the raider will terminate a takeover bid.  This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders.  The Company will vote for management proposals to adopt anti-greenmail provisions.

805.

Approve Reincorporation:  The Company will vote for management proposals to change a company’s state of incorporation unless the proposal would reduce shareholder rights (if the changes are not subject to a separate shareholder vote).

806.

Opt Out of State Takeover Law:  Anti-takeover laws may include: (1) control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors’ duties, (5) poison pill endorsement and (6) profit recapture.  The Company will evaluate whether to opt out of state takeover laws on a case-by-case basis.

807.

Opt Into State Takeover Law:  The Company will evaluate whether to opt into state takeover laws on a case-by-case basis.

STATE OF INCORPORATION – NON-U.S. PROPOSALS

801N.

Approve Reincorporation:  The Company will evaluate management proposals to reincorporate on a case-by-case basis.

802N.

Relocate Corporate Headquarters:  The Company will vote for management proposals to relocate the company’s official headquarters.

CORPORATE RESPONSIBILITY – NON-U.S. PROPOSALS

901N.

Authorize Charitable Donations:  The Company will vote for management proposals to authorize charitable donations.

902N.

Approve Political Donation:  The Company will vote against management proposals to approve political donations.

OTHER – U.S. PROPOSALS

1001.

Miscellaneous Proposals:  The Company will evaluate all management proposals described as “miscellaneous” on a case-by-case basis.

OTHER – NON-U.S. PROPOSALS

1001N.

Approve Electronic Share Trading:  The Company will vote for management   proposals to approve electronic share trading systems.

1002N.

Approve Property Purchase:  The Company will vote for management proposals to approve a property purchase.

1003N.

Approve Property Sale:  The Company will vote for management proposals to approve a property sale.

1004N.

Ratify Management Acts-Symbolic:  The Company will vote for management proposals to ratify management acts (symbolic) in the previous year.  This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

1005N.

Ratify Management Acts-Legal:  The Company will evaluate management proposals to ratify management acts (legal) in the previous year on a case-by-case basis.

OTHER – NON-U.S. PROPOSALS (CONTINUED)

1006N.

Adopt Corporate Governance Standards:  The Company will evaluate management proposals to adopt corporate governance standards on a case-by-case basis.

1007N.

Miscellaneous Proposals:  The Company will evaluate all management proposals described as “miscellaneous” on a case-by-case basis.

SHARES OUT ON LOAN – U.S. PROPOSALS

1100.

Shares Out on Loan:  Proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

SHARE BLOCKING AND SHARES OUT ON LOAN – NON-U.S. PROPOSALS

1100N.

Share Blocking and Shares Out on Loan:  The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.  In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

Version 1 – Effective March 6, 2006

GUIDELINES FOR VOTING SHAREHOLDER PROPOSALS

The Company will generally vote on shareholder proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines.  In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.

OPERATIONAL ITEMS – U.S. PROPOSALS

SP-101.

Change Annual Meeting Location:  The Company will vote against shareholder proposals to change the annual meeting location.

SP-102.

Change Annual Meeting Date:  The Company will vote against shareholder proposals to change the annual meeting date.

SP-103.

Improve Meeting Reports:  The Company will vote against shareholder proposals to improve meeting reports.  Pertinent information on what transpired at the meeting is usually available in the quarterly report following the meeting, in letters to shareholders or from the corporate secretary or the company’s investor relations department.

BOARD OF DIRECTORS – U.S. PROPOSALS

SP-201.

Majority Vote to Elect Directors:  The Company will vote for shareholder proposals which require majority votes in director elections.

SP-202.

Director Tenure/Retirement Age:  The Company will vote against shareholder proposals that seek to limit the period of time a director can serve on the board or mandate a particular retirement age for members of the board.

SP-203.

Repeal Classified Board:  The Company will vote for shareholder proposals to repeal classified boards.  Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.

SP-204.

Double Board Nominees:  The Company will vote against double board nominee shareholder proposals.

SP-205.

Adopt Cumulative Voting:  The Company will evaluate shareholder proposals to adopt cumulative voting on a case-by-case basis.

BOARD OF DIRECTORS – U.S. PROPOSALS (CONTINUED)

SP-206.

Director Liability:  The Company will vote against shareholder proposals aimed at determining the appropriate level of personal liability of board members.

SP-207.

Independent Board Chairman:  The Company will vote against shareholder proposals that require an independent board chairman.

SP-208.

Lead Director:  The Company will vote against shareholder proposals that require a lead director.  A lead/presiding director must hold the position for at least one year.

SP-209.

Allow Union/Employee Representatives on the Board:  The Company will vote against shareholder proposals for union/employee representatives to serve on the board.

SP-210.

Increase Board Independence:  The Company will vote for shareholder proposals that seek to increase the independence of the board.

SP-211.

Create Nominating Committee:  The Company will vote against shareholder proposals to create nominating committees.

SP-212.

Increase Nominating Committee Independence:  The Company will vote against shareholder proposals to increase nominating committee independence.

SP-213.

Create Shareholder Committee:  The Company will vote against shareholder proposals to create shareholder committees.

SP-214.

Create Compensation Committee:  The Company will vote against shareholder proposals to create compensation committees.

SP-215.

Hire Independent Compensation Consultant:  The Company will vote against shareholder proposals to hire independent compensation consultants.

SP-216.

Increase Compensation Committee Independence:  The Company will vote against shareholder proposals to increase compensation committee independence.

SP-217.

Increase Key Committee Independence:  The Company will vote against shareholder proposals to limit membership on the board’s key committees to directors who have no ties to the company other than those relationships created as a result of their service on the board.

BOARD OF DIRECTORS – U.S. PROPOSALS (CONTINUED)

SP-218.

Minimum Stock Ownership by Directors:  The Company will vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

SP-219.

Directors’ Role in Corporate Strategy:  The Company will vote against shareholder proposals relating to disclosure of directors’ role in corporate strategy.  Strategy planning tasks are within the normal definition of the directors’ role and do not need to be specifically disclosed, and/or are adequately defined in most companies’ existing documents.  Too much disclosure regarding strategy formation could put a company at a competitive disadvantage.

SP-220.

Require Nominee Statement in Proxy:  The Company will vote against shareholder proposals requiring nominee statements in proxies.

BOARD OF DIRECTORS - NON-U.S. PROPOSALS

SP-201N.

Elect Dissident Director(s):  The Company will evaluate shareholder proposals to elect dissident directors on a case-by-case basis.

SP-202N.

Elect Dissident Supervisory Board:  The Company will evaluate shareholder proposals to elect dissident supervisory boards on a case-by-case basis.

SP-203N.

Set Age Limit on Directors:  The Company will vote against shareholder proposals that seek to set a retirement age for board members.

SP-204N.

Oust Director(s):  The Company will evaluate shareholder proposals to oust members of the board on a case-by-case basis.

SP-205N.

Establish Key Board Committees:  The Company will evaluate shareholder proposals to establish key board committees on a case-by-case basis.

SP-206N.

Amend Board Procedures:  The Company will evaluate shareholder proposals to amend board procedures on a case-by-case basis.

SP-207N.

Limit Number of Boards:  The Company will vote against shareholder proposals that seek to limit the number of boards on which a director may serve.

AUDITOR/FINANCIAL STATEMENT RELATED – U.S. PROPOSALS

SP-301.

Shareholder Approval of Auditors:  The Company will vote for shareholder proposals which allow shareholders to ratify the company’s independent auditor selection.

SP-302.

Limit Non-Audit Fees:  The Company will vote against shareholder proposals that limit non-audit fees.  The Sarbanes-Oxley Act of 2002 (“the Act”) contains provisions that establish safeguards that promote auditor independence.  Since certain non-audit services are now prohibited, and the Act requires audit committees to pre-approve non-audit services, there is no need to set arbitrary limitations on the provision of these services.

SP-303.

Increase Audit Committee Independence:  The Company will vote for shareholder proposals to increase audit committee independence.

SP-304.

Auditor Attendance:  The Company will vote against shareholder proposals which require attendance by the auditors at the annual meeting.

SP-305.

Rotate Auditors:  The Company will vote against shareholder proposals that require mandatory auditor rotation.

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. PROPOSALS

SP-401.

Restrict/Reform Executive Compensation:  The Company will vote against shareholder proposals that restrict or seek to reform executive compensation.

SP-402.

Approve Executive Compensation:  The Company will vote against shareholder proposals that permit shareholders to approve executive pay packages.

SP-403.

Disclose Executive Compensation:  The Company will vote against shareholder proposals that require additional disclosure for executive compensation above and beyond the disclosure required by the Securities and Exchange Commission (“SEC”) regulations.

SP-404.

Cap Executive Pay:  The Company will vote against shareholder proposals to cap executive pay.  Caps may put a company at a competitive disadvantage by negatively affecting its ability to attract, motivate and retain highly qualified executives.

SP-405.

Require Option Shares to be Held:  The Company will vote against shareholder proposals which require stock holding requirements for executives.

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

SP-406.

Restrict Director Compensation:  The Company will vote against shareholder proposals that seek to restrict director compensation.

SP-407.

Pay Directors in Stock:  The Company will vote against shareholder proposals that require directors to be paid in stock.

SP-408.

Restrict Director Pensions:  The Company will vote against shareholder proposals which restrict director pensions.

SP-409.

No Re-pricing of Underwater Options:  The Company will vote for shareholder proposals requesting companies not re-price underwater options (i.e. turn in options with exercise prices above the current market value of the stock for new options at or below the market value).

SP-410.

Award Performance-Based Stock Options:  The Company will vote against shareholder proposals to award performance-based options.

SP-411.

Golden Parachutes:  The Company will vote for shareholder proposals which require shareholder approval of golden parachutes or shareholder proposals which limit golden parachutes.  Golden parachutes are severance packages contingent upon a change in control (i.e. benefits given to top executives in the event that a company is taken over by another firm, resulting in the loss of their job).

SP-412.

Add Performance Criteria to Equity-Based Awards:  The Company will vote against shareholder proposals to add performance criteria to equity-based awards.

SP-413.

Expense Stock Options:  The Company will vote for shareholder proposals requesting that stock options be expensed.

SP-414.

Pension Fund Surplus:  The Company will vote against shareholder proposals which seek to exclude pension fund figures when calculating performance-based compensation payouts or awards.

SP-415.

Approve and/or Disclose SERPs:  A supplemental executive retirement plan, or SERP, is a plan that supplements management’s pension plan benefits above the limit established by the Internal Revenue Service.  The Company will evaluate shareholder approval of benefits under these plans on a case-by-case basis.

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. PROPOSALS

SP-401N.

Oppose/Change Executive Pay:  The Company will evaluate shareholder proposals which oppose or seek to change executive pay on a case-by-case basis.

CAPITAL STRUCTURE – U.S. PROPOSALS

SP-501.

Restore Preemptive Rights:  Preemptive rights give existing shareholders a “right of first refusal” to purchase new issues of shares to maintain their proportional ownership in the company.  The Company will vote against shareholder proposals to restore preemptive rights.

CAPITAL SRUCTURE – NON-U.S. PROPOSALS

SP-501N.

Restrict Capital Increases:  The Company will evaluate shareholder proposals to restrict capital increases on a case-by-case basis.

SP-502N.

Restore Preemptive Rights:  The Company will evaluate shareholder proposals that seek to restore preemptive rights on a case-by-case basis.

SP-503N.

Remove Multiple-Voting Rights:  The Company will vote for shareholder proposals that would abolish multiple-voting rights.

SP-504N.

Increase Dividend:  The Company will evaluate shareholder proposals to increase the dividend on a case-by-case basis.

SP-505N.

Redistribute Profits:  The Company will evaluate shareholder proposals to redistribute profits on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURINGS – U.S. PROPOSALS

SP-601.

Study Sale or Spin-Off:  The Company will vote against shareholder proposals that seek to study sales, spin-offs or other strategic alternatives.

MERGERS AND CORPORATE RESTRUCTURINGS – NON-U.S. PROPOSALS

SP-601N.

Oppose Merger/Acquisition:  The Company will evaluate shareholder proposals that oppose mergers and acquisitions on a case-by-case basis.

SP-602N.

Restructure Investments:  The Company will vote against shareholder proposals to restructure investments.

MERGERS AND CORPORATE RESTRUCTURINGS–NON-U.S. (CONTINUED)

SP-603N.

Liquidate Company:  The Company will evaluate shareholder proposals to liquidate companies on a case-by-case basis.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES – U.S.

SP-701.

Redeem or Vote on Poison Pill:  The Company will vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions or call for poison pills to be put to a vote.

SP-702.

Right to Act by Written Consent:  The Company will vote against shareholder proposals to permit shareholders to take action by written consent.  Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.

SP-703.

Restore Right to Call Special Meeting:  The Company will vote against shareholder proposals to grant shareholders the ability to call special meetings.

SP-704.

Eliminate Supermajority Provision:  The Company will vote for shareholder proposals to eliminate existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions and other business combinations.

SP-705.

Reduce Supermajority Provision:  The Company will vote for shareholder proposals to reduce existing supermajority vote provisions.

SP-706.

Prohibit Targeted Share Placement:  The Company will vote for shareholder proposals to prohibit targeted share placement.  Targeted share placements are issuances of blocks of company securities, usually preferred stock, to a friendly shareholder.  Often such placements are made to defend against takeovers or to obtain favorable financing.

SP-707.

Counting Shareholder Votes:  The Company will vote against shareholder proposals pertaining to the methods of counting shareholders’ votes.

SP-708.

No Discretionary Voting:  The Company will vote against shareholder proposals relating to discretionary voting.  Company proxy cards have historically given shareholders the opportunity to grant a discretionary proxy in matters consistent with federal and state laws.  Shareholders should not be required to mark their proxies in order to have their proxies counted in the vote.  Proxy cards clearly indicate how unmarked but signed proxies will be voted.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES – U.S. (CONT.)

SP-709.

Adopt Confidential Voting:  The Company will vote against shareholder proposals requesting that corporations adopt confidential voting.

SP-710.

Equal Access to the Proxy:  The Company will vote for shareholder proposals to allow shareholders equal access to management’s proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES – NON-U.S.

SP-701N.

End Bars on Foreign Investors:  The Company will vote for shareholder proposals to end restrictions on foreign investors.

SP-702N.

End Voting Rights Limitation:  The Company will vote for shareholder proposals to end voting rights limitations.

SP-703N.

Facilitate Shareholder Proposals:  The Company will vote against shareholder proposals relating to the introduction of shareholder proposals.

SP-704N.

Approve Confidential Voting:  The Company will vote for shareholder proposals to approve confidential voting.

STATE OF INCORPORATION – U.S. PROPOSALS

SP-801.

Repeal Fair Price Provision:  Fair price provisions require a supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the merger is approved by the company’s board.  The Company will vote against shareholder proposals to repeal fair price provisions.

SP-802.

Adopt Anti-Greenmail Provision:  Greenmail is the name given to certain discriminatory share repurchases.  Typically, it refers to payments that a company makes to a raider in exchange for the raider’s shares and a guarantee the raider will terminate a takeover bid.  This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders.  The Company will vote for shareholder proposals to adopt anti-greenmail provisions.

SP-803.

Reincorporation:  The Company will vote for shareholder proposals requesting the company change its state of incorporation unless the new state has stronger anti-takeover provisions.

STATE OF INCORPORATION – U.S. PROPOSALS (CONTINUED)

SP-804.

Opt Out of State Takeover Statute:  Anti-takeover laws may include: (1) control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors’ duties, (5) poison pill endorsement and (6) profit recapture.  The Company will vote against shareholder proposals to opt out of state/country takeover laws.

CORPORATE RESPONSIBILITY – U.S. PROPOSALS

SP-901.

Review or Promote Animal Welfare:  The Company will vote against shareholder proposals that ask companies to review, report on or improve the welfare of animals in their care, and of animals that provide food for company products.

SP-902.

Review Drug Pricing or Distribution:  The Company will vote against shareholder proposals asking for drug price restraint or disclosure.

SP-903.

Review Response to or Impact of Pandemics:  The Company will vote against shareholder proposals asking companies to review their response to pandemics (i.e. HIV/AIDS, TB, malaria, etc.), or to review the impact of pandemics on their business.

SP-903.

Oppose Embryo/Fetal Destruction:  The Company will vote against shareholder proposals aimed to halt companies’ practices of abortion or research or contraceptive methods that cause the destruction of embryos or fetuses.

SP-904.

Review Tobacco Marketing:  The Company will vote against shareholder proposals asking management to report on or change tobacco product marketing practices.

SP-905.

Sever Links with Tobacco Industry:  The Company will vote against shareholder proposals that ask a company to report on or approve the dissolution of links with the tobacco industry.

SP-906.

Review or Reduce Tobacco Harm to Health:  The Company will vote against shareholder proposals that ask a company to review or reduce tobacco harm to health.

SP-907.

Review Nuclear Facility/Waste:  The Company will vote against shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.

CORPORATE RESPONSIBILITY – U.S. PROPOSALS (CONTINUED)

SP-908.

Review Energy Efficiency & Renewables:  The Company will vote against shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.

SP-909.

Endorse Ceres Principles:  The Ceres Principles are a broad statement of environmental policy.  The Company will vote against shareholder proposals requesting the company endorse the Ceres Principles.

SP-910.

Control Generation of Pollutants:  The Company will vote against shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.

SP-911.

Report on Environmental Impact or Plans:  The Company will vote against shareholder requests for additional information on corporate environmental impact or plans.

SP-912.

Review Social Impact of Financial Ventures:  The Company will vote against shareholder proposals that ask companies to conduct reviews of the social and environmental consequences of their lending activities.

SP-913.

Report or Take Action on Climate Change:  The Company will vote against shareholder proposals that ask management to report or take action on climate change.

SP-914.

Review/Reduce Product Toxicity:  The Company will vote against shareholder proposals requesting that companies review and report on the toxicity of its products.

SP-915.

Review/Reduce Toxicity of Product Formulation:  The Company will vote against shareholder proposals requesting that companies reduce the toxicity of their products beyond legal requirements.

SP-916.

Review or Curb Bioengineering:  The Company will vote against shareholder proposals that ask the company to review or curb its bioengineering.

SP-917.

Preserve/Report on Natural Habitat:  The Company will vote against shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.

CORPORATE RESPONSIBILITY – U.S. PROPOSALS (CONTINUED)

SP-918.

Report on Sustainability:  The Company will vote against shareholder proposals that ask companies to report on corporate economic, environmental and social performance.

SP-919.

Review Charitable Giving Policy:  The Company will vote against shareholder proposals asking management to review or report on its charitable giving program.

SP-920.

Limit or End Charitable Giving:  The Company will vote against shareholder proposals that ask companies to limit or end their charitable giving.

SP-921.

Review Political Spending or Lobbying: “Political spending” includes both “political contributions,” such as money given to political party committees (including local committees) and spent on political action committees and money spent on lobbying.  The Company will vote against shareholder proposals to review corporate political activities.

SP-922.

Limit or End Political Spending:  The Company will vote against shareholder proposals asking the company to end or restrict its political payments.

SP-923.

Disclose Prior Government Service:  The Company will vote against shareholder proposals requesting information on the background of company executives, including prior government service.

SP-924.

Affirm Political Nonpartisanship:  The Company will vote against shareholder proposals asking the company to affirm political nonpartisanship.

SP-925.

Link Executive Pay to Social Criteria:  The Company will vote against shareholder proposals which seek to link executive pay to non-financial/social criteria.

SP-926.

Develop/Report on Human Rights Policy:  The Company will vote against shareholder proposals asking management to develop or report on their human rights policies.

SP-927.

Review/Develop Ethics Policy:  The Company will vote against shareholder proposals asking management to develop an ethics policy and report to shareholders on such policy.

SP-928.

Review Operations’ Impact on Local Groups:  The Company will vote against shareholder proposals that ask a company to conduct a review of its operations’ impact on local communities.

CORPORATE RESPONSIBILITY – U.S. PROPOSALS (CONTINUED)

SP-929.

Burma-Limit or End Operations:  The Company will vote against shareholder proposals to limit or end operations in Burma.

SP-930.

Burma-Review Operations:  The Company will vote against shareholder proposals requesting companies to report on the cost of doing business in Burma, including the risk of consumer boycotts and divestment campaigns.

SP-931.

China-No Use of Forced Labor:  The Company will evaluate shareholder proposals requesting companies to have a certification process to ensure that it does not contract with organizations that use forced labor in China on a case-by-case basis.

SP-932.

China-Adopt Code of Conduct:  The Company will vote against shareholder proposals to require companies to adopt principles aimed at correcting working conditions in China that fall below basic standards of fair and humane treatment.

SP-933.

Review Mexican Work Force Conditions:  The Company will vote against shareholder proposals asking companies to review or report on Mexican operations.

SP-934.

Adopt Standards for Mexican Operation:  The Company will vote against shareholder proposals asking management to adopt standards for Mexican operations.

SP-935.

Review or Implement MacBride Principles:  The Company will vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-936.

Urge MacBride on Contractor/Franchisee:  The Company will vote against shareholder proposals that ask companies whose presence in Northern Ireland is through franchises or subcontractors to urge them to implement the MacBride Principles.

SP-937.

Review Global Labor Practices:  The Company will vote against shareholder proposals asking companies to review or report on company and contractor labor practices.

SP-938.

Review Developing Country Debt:  The Company will vote against shareholder proposals which request that management report on its criteria for lending to developing and/or emerging market economies.

SP-939.

Review Military Contracting Criteria:  The Company will oppose shareholder proposals that ask management to explain how it determines

CORPORATE RESPONSIBILITY – U.S. PROPOSALS (CONTINUED)

whether to accept a defense contract, and what consideration, if any, it gives to the social, economic and ethical dimensions therein.

SP-940.

Review Economic Conversion:  The Company will vote against shareholder proposals which ask the management of a company heavily dependent on defense contracting for details on how it plans to provide for the continued economic and financial viability of the company.

SP-941.

Review Space Weapons:  The Company will vote against shareholder proposals requesting management to report on the company’s participation in the development of ballistic missile defense technologies and related space systems.

SP-942.

Review Foreign Military Sales:  The Company will vote against shareholder proposals to review the company’s foreign military sales.

SP-943.

Limit or End Nuclear Weapons Productions:  The Company will vote against shareholder proposals requesting that the company reduce or end its involvement in nuclear weapons productions.

SP-944.

Review Nuclear Weapons Production:  The Company will vote against shareholder proposals which ask the company to report on various aspects of its nuclear weapons production program.

SP-945.

Review Fair Lending Policy:  The Company will vote against shareholder proposals that ask banks and other financial institutions to conduct reviews and issue reports pertaining to their fair lending policies.

SP-946.

Review Job Cuts or Relocations:  The Company will vote against shareholder proposals that ask a company to report on its rationale for job cuts or relocation and the impact these past or planned actions will have on the company’s stakeholders.

SP-947.

Report on EEO:  The Company will vote against shareholder proposals that ask a company to report on its equal employment opportunity (EEO) practices.

SP-948:

Board Inclusiveness:  The Company will vote against shareholder proposals to include more women and members of racial minorities among director candidates.

SP-949.

Drop Sexual Orientation from EEO Policy:  The Company will vote against shareholder proposals that ask management to drop the reference to sexual orientation in corporate-wide non-discrimination policies.

CORPORATE RESPONSIBILITY – U.S. PROPOSALS (CONTINUED)

SP-950.

Adopt Sexual Orientation Anti-Bias Policy:  The Company will vote against shareholder proposals that ask companies to adopt sexual orientation anti-bias policies.

SP-951.

Monitor/Adopt ILO Provisions:  The Company will vote against shareholder proposals asking companies to enforce core International Labor Organization (ILO) conventions.

SP-952.

Miscellaneous Corporate Responsibility Proposals:  The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as “miscellaneous.”

CORPORATE RESPONSIBILITY – NON-U.S. PROPOSALS

SP-901N.

Review Nuclear Facility/Waste:  The Company will vote against shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.

SP-902N.

Review Energy Efficiency & Renewables:  The Company will vote against shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.

SP-903N.

Control Generation of Pollutants:  The Company will vote against shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.

SP-904N.

Report on Environmental Impact or Plans:  The Company will vote against shareholder requests for additional information on corporate environmental impact or plans.

SP-905N.

Report or Take Action on Climate Change:  The Company will vote against shareholder proposals that ask management to report or take action on climate change.

SP-906N.

Preserve/Report on Natural Habitat:  The Company will vote against shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.

CORPORATE RESPONSIBILITY – NON-U.S. PROPOSALS (CONTINUED)

SP-907N.

Review Charitable Giving Policy:  The Company will evaluate shareholder proposals asking management to report to shareholders on the rationales for and recipients of their charitable giving programs on a case-by-case basis.

SP-908N.

Review Political Spending or Lobbying:  The Company will evaluate shareholder proposals asking management to report on corporate political activities on a case-by-case basis.

SP-909N.

Limit or End Political Spending:  The Company will vote against shareholder proposals to limit or end political spending.

SP-910N.

Develop/Report on Human Rights Policy:  The Company will evaluate shareholder proposals asking management to develop or report on the company’s human rights policy on a case-by-case basis.

SP-911N.

Commit to Increase Representation of Women:  The Company will vote against shareholder proposals that ask companies to increase the representation of women on their boards or in senior managerial or professional professions.

SP-912N.

Monitor/Adopt ILO Conventions:  The Company will vote against shareholder proposals asking companies to enforce core International Labor Organization (ILO) conventions.

SP-913N.

Miscellaneous Corporate Responsibility Proposals:  The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as “miscellaneous.”

OTHER – U.S. PROPOSALS

SP-1001.

Miscellaneous Proposals:  The Company will evaluate all shareholder proposals, except those relating to corporate responsibility issues, described as “miscellaneous” on a case-by-case basis.

OTHER – NON-U.S. PROPOSALS

SP-1001N.

Improve Disclosure:  The Company will vote against shareholder proposals to improve company disclosure.

SP-1002N.

Miscellaneous Proposals:  The Company will evaluate all shareholder proposals, except those relating to corporate responsibility issues, described as “miscellaneous” on a case-by-case basis.

SHARES OUT ON LOAN – U.S. PROPOSALS

SP-1100.

Shares Out on Loan:  Proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

SHARE BLOCKING AND SHARES OUT ON LOAN – NON-U.S. PROPOSALS

SP-1100N.

Share Blocking and Shares Out on Loan:  The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.  In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

Version 1 – Effective March 6, 2006

Exhibit B

Integrity Money Management, Inc.

Policy and Analysis Methodology

PROXY Governance ’s mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s methodology, broadly stated, is based on providing recommendations that will help enhance the growth of overall corporate value and is grounded in the belief that the corporation is the ultimate engine for the creation of shareholder wealth.

This approach rejects the belief that the shareholder-management dialectic is a zero-sum game (that is, what management wins, shareholders lose, and vice versa). Instead, it accepts the philosophy that a thoughtful and informed approach to corporate governance can accelerate the engine of wealth production and value creation for shareholders, as well as all of a corporation’s other constituencies.

Recommendations on an Issue-By-Company Basis

The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by company basis, rather than an issue-by-issue basis.

Issue-by-issue analysis assumes that a specific set of corporate governance initiatives is, or is not, inherently beneficial to shareholders and that a specific recommendation for a particular issue should be applied across-the-board to the voting of all corporations’ proxies. This one-size-fits-all approach, however, frequently results in a lack of focus on issues that genuinely impact long-term shareholder value and, as a result, disadvantages shareholders.

By comparison, PROXY Governance’s issue-by-company approach views proxy issues in the context of company-specific metrics, taking into account a variety of relevant factors.

PROXY Governance believes analysis that includes metrics based on these factors provides the basis for more nuanced and effective recommendations. A “poison pill” provision, for example, may be a shield used by a weak management to protect itself. Or, it may be a useful tool to help a strong management implement a critical restructuring that involves short-term pain, but which will position the company for long-term growth.

Only company-specific analysis can determine which is actually the case and provide the basis for proxy recommendations that will support the creation of long-term shareholder value.

PROXY Governance Policies and Their Application

AUDITORS

Ratification of Auditors

PROXY Governance will generally recommend in favor of ratifying the selection of auditors made by the independent audit committee. Recommending a vote “against” the auditor (essentially a vote of no-confidence) should be limited to rare situations where the auditor is not following its own procedures or is otherwise complicit in an accounting treatment deemed to misrepresent the financial condition of the company. Concerns about the choice of auditor and the services performed (e.g., high non-audit fees) should more properly be directed to the audit committee members (who are responsible for retaining and compensating the auditor) through a “withhold” vote (see “Election of Directors).

Limit or Prohibit Consulting/Non-Audit Services

PROXY Governance will review shareholder proposals seeking to limit the non-audit services of the outside auditor on a case-by-case basis. In most instances, utilizing a company’s auditor for tax services would be logical given its familiarity with company finances. Since tax services are not prohibited by the Sarbanes-Oxley Act or SEC rules, the audit committee should be given discretion to use its business judgment to act. That not with standing, we will take into account any indications that the auditor has failed in its duties or is not sufficiently independent, the amount of non-audit fees relative to total fees and management’s rationale for employing the auditor for tax or other non-audit services.

BOARD OF DIRECTORS

Election of Directors

PROXY Governance will base its recommendations on director votes on the rebuttable presumption that the corporation’s independent nominating committee has effectively carried out its fiduciary duty in nominating a slate of directors. Thus, we expect that we would normally recommend a vote in favor of those directors.

Our analysis as to whether and when to recommend a “withhold” vote for director candidates begins with an assessment of the company’s financial performance relative to peers over a sustained period of time. Failure to produce acceptable long-term results will be a major factor in justifying a “withhold” vote for directors. There may also be situations where there appears to be a need to convey a message to the board or individual directors that there is substantial shareholder dissatisfaction with one or more of their decisions.

PROXY Governance does not propose to adopt or apply a definition of director independence that is more stringent than that imposed by the self-regulatory organizations (SROs). If shareholders feel that the independence standards set out in the listing rules are too weak, or that their interpretation has been inconsistent, we believe they should reopen the debate with the SROs or the SEC rather than overlay additional and inconsistent criteria for director independence. At the same time, however, if the board was to determine that a relationship not precluded by the SROs’ definition was material, and therefore the director was not independent, we would support that position.

At companies where majority rather than plurality voting is the standard for director elections, we are mindful of the fact that a “withhold” vote is no longer a mere messaging tool but has a direct impact on the outcome of the election and could result in the resignation or replacement of directors who fail to garner a majority of the votes cast.

In evaluating whether, in the context of a particular company, PROXY Governance will recommend a “withhold” vote from certain directors or the entire board, the following factors will be considered:

· Company performance: Has the company’s financial performance been below that of its industry peers over the past five years, based on PROXY Governance’s comparative company performance data? If so, is there any indication that the company is improving and at what rate? Alternatively, where the company’s performance matched or exceeded that of its peers over the five-year period, but in the later years has deteriorated at a rapid rate, has the company put forth a satisfactory explanation?

· Board involvement: Where financial performance has been consistently sub-par, is there any indication that the board is focused on the urgent need to improve performance? Has the board taken action to redress poor performance such as a change in business strategy or change in management?

· Company reputation: Has the reputation of the company been damaged as a result of any kind of prosecutorial action, such as an SEC investigation, a major environmental violation or any criminal or serious civil charges? If so, is there any indication that the board has taken action, such as the appointment of a special committee or counsel to investigate the matter? Has the board had sufficient time to understand the circumstances and react?

· Takeovers: If there has been an offer for the company, has the board taken control of the process and proceeded in the best interests of the shareholders?

Have the directors simply resorted to a “just say no” defense, as opposed to seriously exploring all other options which could enhance shareholder value?

· Executive compensation: For the directors on the compensation committee, has the compensation of the CEO or other named executive officers over the past three years been out of line with the company’s performance and with the compensation of CEOs or executive officers at peer companies?

· Director pay: Is director compensation patently out of line with peer companies without sufficient explanation of the discrepancy? Is any portion of director pay based on potentially self-dealing factors, such as performance metrics those same directors establish for the CEO and senior management?

· Outside auditors: For the members of the audit committee, do the non-audit

(“other”) fees paid to the outside auditor exceed the audit, audit-related, and tax fees combined (i.e., non-audit (“other”) fees are more than 50% of total fees)? Is this the result of unusual circumstances such as a prior consulting assignment that is winding down? Have there been repeated accounting irregularities of which the board was aware but has failed to rectify?

· Shareholder proposals: Where shareholder proposals have repeatedly received the support of a majority of the votes cast, is there some indication that the directors have addressed those proposals and responded publicly in some manner that reasonably can be regarded as in the best interests of the shareholders?

· Outside board service: Does any director sit on five or more outside public company boards? While it is not our intent to establish a litmus test on how many boards a director can serve on, a high degree of outside board service will prompt further scrutiny of the magnitude and nature of the director’s commitments, including the size and prominence of the other public companies, the degree of committee service and other board-related positions, employment status, and service on private company and non-profit boards. In assessing the director’s fitness to effectively represent shareholders, we will also give strong weight to factors such as a poor attendance record, poor company performance, or a high number of “withhold” votes in the previous year that have not been addressed by the board.

· Absenteeism: Does any director have a pattern of poor attendance (less than 75% of board and committee meetings over two or more consecutive years) without a legitimate reason?

· Other: Are there reasons to question board or individual director conduct, judgment or oversight? Is there evidence that a nominee failed in his oversight role at another unrelated corporation?

Board Size

PROXY Governance will generally support management resolutions to fix the size of the board at a specific number of directors or fix a range beyond which the size of the board will not deviate. In examining these proposals, PROXY Governance will take the following into account:

· Management’s justification: Does management have legitimate reasons for its proposal?

· Current board size and composition: Will an increase or decrease in board size accomplish anything? Is the current board size unwieldy (more than 15 directors) or ineffective? Is there a majority or more of independent directors (based on the SRO standards)

· Board effectiveness: Have there been previous objective concerns about how well the current board is functioning?

Board Independence

PROXY Governance believes that director independence is critical to conflict-free decision-making in any corporate setting. Nevertheless, we see no reason to set a standard of independence that goes beyond that required by the self-regulatory organizations (SROs). We would, however, support a board’s determination that a director is not independent due to a material relationship that is not precluded by the SROs’ definition.

In view of this, PROXY Governance will review shareholder proposals to increase board independence on a case-by-case basis with consideration given to:

· SRO standards: Does the company meet the independence standards of the major exchanges? Is more than a majority of the board already independent by the SROs’ definition? [If these two conditions are true, PROXY Governance would likely oppose the proposal. If only a bare majority of the board is independent (or less than a majority if it is exempt from the SRO independence requirements), then we will consider additional factors.]

· Proponent’s rationale: What is the proponent’s reason for targeting the company? Is the proponent advocating a more stringent independence standard than that of the SROs?

· Company history: Has the company had any history of governance problems relating to lack of independence? Are there indications that outside directors with affiliations to related parties, suppliers and the like are conflicted by their service on key committees such as audit, compensation and nominating/governance?

· Company performance: Has the company performed well or poorly under the current board structure and leadership?

· Board performance: Does the current board structure seem unwieldy or unusual in any way? Does the board seem to be fulfilling its fiduciary duty?

· Shareholder vote: Has the company experienced a significant shareholder vote in favor of this or a similar proposal in the past?

Director Tenure

PROXY Governance believes that boards should seek a balance between older and newer directors to encompass both experience and fresh perspectives. Although we do not favor arbitrary limits on board tenure—particularly in view of the recruitment demands for greater independence, specialized skills (such as financial experts for the audit committee), and time commitments to board service—we recognize that there may be instances where limiting the length of director service is warranted. These would include situations where the corporation has been performing poorly or the board appears to be ineffective or entrenched. PROXY Governance will therefore review shareholder proposals to limit director tenure on a case-by-case basis, examining the following factors:

· Term limit: For shareholder proposals seeking term limits, is the length of the term proposed reasonable (e.g., 10 to 15 years)? Does the company already have a mandatory retirement age?

· Director evaluation: Does the board conduct an annual board evaluation process (including of individual directors) whereby poorly performing directors would not be subject to renomination?

· Ineffective board: Are there signs of poor board oversight, such as sustained poor financial performance, excessive executive compensation, or a dominant chairman/CEO?

· Board entrenchment: Are there signs of potential board entrenchment such as low board turnover and a significant number of long tenured or aging directors?

Do shareholders have the ability to remove directors without cause? Have shareholder nominations to the board been rejected and why?

PROXY Governance will similarly review case-by-case management proposals to amend the articles or bylaws to adopt a mandatory retirement age or change an existing age limit, taking into account:

· The board’s reasons for the retirement policy or change in the current retirement age

· Whether the proposed retirement age is reasonable (e.g., 70 to 72 years)

Independent Chairman (Separate Chairman and CEO Positions)

PROXY Governance will examine shareholder proposals seeking an independent board chairman on a case-by-case basis. We believe that the logic behind such a proposal can be compelling; i.e., to ensure that the board can best perform its essential oversight function, as well as act effectively and without conflict. So in some circumstances this separation can be effective and indeed even necessary. We also believe, however, that in other circumstances such separation can lead to multiple power centers within the corporation, causing top management distraction and dissension that ultimately makes the job of CEO and of the board more difficult. Therefore, while an individual proposal may have merit at one company, based on its particular CEO and board, it may not be productive at all other companies, particularly if a permanent separation were instituted in the bylaws. PROXY Governance will take the following into consideration:

· Company performance relative to peers during the CEO’s tenure: Declining performance may indicate a need for a different CEO.

· Board and key committee independence: What is the level of board independence (majority or more)? Apart from the CEO, are there additional insiders on the board (COO, CFO) who report to the CEO? Are the audit, compensation, and nominating/governance committees fully independent (based on the SROs’ independence standards)?

· Board size: If the board is too large and unwieldy (more than 15 directors) to operate in a collegial fashion, a chairman/CEO’s consolidated power could be enhanced too greatly by director divisiveness.

· Board turnover: Have the directors been on the board for many years, suggesting that it may have become too inbred?

· Conflicted chairman: Is there a separate chairman who is not independent? A former CEO serving as chairman [other than for a short (e.g., one year) transitional period] could create two power centers.

· Lead director: Is there a lead director to counterbalance a combined/CEO? (At some companies, the chairs of the key committees may rotate as lead director.)

Does the lead director have a comprehensive set of duties beyond chairing the executive sessions of the non-management directors (e.g., board meeting scheduling and agendas, information flow to the outside directors, shareholder communications, etc.)?

· Nomination process: Is there evidence of the chairman/CEO dominating the nominating process or of shareholder candidates being rejected without good reason? (Companies must disclose their nomination process, including the criteria for qualifying as a director and whether and why any shareholder nominees have been rejected.)

· CEO compensation: Is the CEO’s pay out of line with company performance, indicating difficulty with the board’s oversight?

· Proponent rationale: Why was this particular company targeted with this proposal? Has the proponent provided evidence of an accountability problem?

· Other factors: CEO succession plan, board/director evaluation process, and other indicators of board entrenchment or poor CEO accountability.

Classified Board

PROXY Governance will examine shareholder proposals seeking to declassify a board on a case-by-case basis. In our view, arguments against classified boards relating to their anti-takeover effect are solely dependent on the classification being coupled with a provision allowing shareholder removal of directors for cause only. Absent such a provision, there would be no anti-takeover effect. We therefore believe that much of the motivation and rationale for these declassification proposals—if the proponents are opposed to anti-takeover measures--are misdirected at the classified board concept when they should be directed at the “removal for cause” concept. However, the ability to decouple board classification and “removal for cause only” provisions varies from state to state. Some jurisdictions do not allow shareholders to remove directors without cause when there is a staggered board.

We also recognize that there are benefits that could emanate from a staggered board in terms of promoting board stability and director independence from the CEO since director terms could outlast the tenure of the CEO. Consequently, where there is a classified board structure with a “no removal” provision we would review a proposal to eliminate the classified board based on the following factors:

· Proponent rationale: What is the proponent’s rationale for targeting this particular company; i.e., is it just part of a general campaign against classified boards, or is there a specific reason or reasons why the board in question should be declassified?

· Management rationale: What factors has the company put forward in favor of retaining the classified board, and how persuasive are they in that particular situation? For example, the need to retain it as a measure of protection against a coercive takeover attempt would be less persuasive if either (a) it was merely one of a whole panoply of anti-takeover devices, or (b) the industry position and market capitalization of the company in question suggested that an unsolicited takeover attempt would be wildly unlikely.

· Director removal provision: Would the company consider retaining the staggered board and deleting the “removal only for cause” provision? Is there a supermajority voting threshold for shareholders to remove directors?

· Board entrenchment and performance: Is there some cause for concern that the corporation has an entrenched board which is unresponsive to legitimate shareholder concerns or neglectful of poor company performance? On the other hand, has the board adopted term limits or a mandatory retirement age? Is there majority voting in director elections? What is the degree of board independence?

What other takeover defenses does the company have?

· Responsiveness to shareholders: Has the company previously received a shareholder proposal seeking a classified board? Did the prior proposal receive a majority of the shares voted? If it did, is there any evidence that the board seriously considered it and communicated its response, both to the proponent and to its shareholders generally? Did it present a compelling reason for not implementing the shareholder mandate?

PROXY Governance will generally support resolutions by management to declassify the board with a view that the board has carefully considered the issue and determined that such a structure no longer serves the best interests of the company or the shareholders.

While it is unlikely in the current governance environment that a company would seek a charter amendment to classify the board, PROXY Governance would expect the board to present compelling reasons for wanting to implement such a structure and outline how it  would benefit shareholders.

Cumulative Voting

Given the infrequency of cumulative voting at U.S. public companies, PROXY

Governance will primarily look to the proponent’s rationale in determining whether cumulative voting is warranted at the targeted company and how the proponent intends to use it, with a bias generally to vote against cumulative voting. Similarly, PROXY

Governance would likely support a management proposal to eliminate cumulative voting provided there are sufficient reasons for doing so and unless it appears that management is purposely trying to disenfranchise a significant shareholder. From a practical standpoint, cumulative voting may do little for shareholders, particularly at a large cap company where it would take a number of shareholders acting together to get their own nominee on the board—and even then it would essentially require running a separate proxy solicitation since a write-in candidate would not likely garner sufficient votes.

Other factors that may be considered include:

· Evidence of board ineffectiveness or entrenchment (such as rejecting shareholder nominees without good reason).

· If there is a significant shareholder on the board that is acting in a self-interested manner. This may justify the need for greater minority shareholder safeguards.

· If the company has a staggered board. The combination of cumulative voting and a staggered board could be a potent takeover defense, extending a proxy fight for control from two years to three, if combined with a “removal only for cause” provision.

Majority Voting

PROXY Governance supports the concept of majority voting to give shareholders a direct and meaningful voice in the election of their authorized representatives. While we recognize that there have been significant policy and implementation concerns raised in moving from plurality to majority voting, we also believe that many of these issues can be effectively addressed, as demonstrated by the innovative approaches adopted by some companies.

PROXY Governance will generally support shareholder resolutions to adopt majority voting unless the company has put forth compelling arguments for not doing so or has taken significant steps to give greater meaning to an extraordinarily high percentage of “withhold” votes. We will similarly support management-sponsored resolutions to switch to majority voting with the presumption that the board has carefully evaluated the measure and has determined it is in the best interests of the company and shareholders.

In such cases, we would expect the board to explain its treatment of contested elections, holdover directors, and other areas of concern to shareholders.

Proxy Contests

More than any other voting issue, evaluation of a proxy contest requires careful case-by case examination of the particular circumstances of the targeted company and the arguments presented by management and the dissidents in support of their respective positions. Because the stakes are high in a proxy fight, with the potential of a change in board control, shareholders must weigh the risks involved in terms of management changes and disruption to the company’s operations. PROXY Governance therefore believes that the dissidents must demonstrate that replacement of the incumbent directors is warranted, that the opposition slate is better qualified to oversee the company and that they have a credible plan for turning around the company’s fortunes and delivering shareholder value. In the same vein, a contest for board control (replacement of a majority or all of the board members) carries a higher burden of proof for the dissidents than a contest seeking minority representation on the board by the dissidents to serve in a shareholder “watchdog” role.

Factors for consideration (board contest):

· Company performance relative to peers, management actions to improve performance and viability of strategic plan

· Dissidents’ objectives, track record at other companies, qualifications of their slate, stock ownership level and number of board seats sought

· Events leading up to the contest, market reaction, and the company’s response to the fight including defensive actions, governance changes or efforts to settle

· Board oversight or entrenchment concerns

If combined with a hostile bid:

· Market view of the offer, including a comparison of the offer to any existing deal

· Strategic alternatives considered by management

· Takeover defenses

· Independence of dissident slate from offeror

Reimbursement of Proxy Solicitation Expenses

PROXY Governance will review proposals to reimburse dissidents’ solicitation expenses in a proxy fight on a case-by-case basis. We generally support reimbursement of reasonable expenses if we are in support of the dissident slate, in the view that the solicitation has benefited all shareholders. Where reimbursement is sought after the vote or as part of a settlement, PROXY Governance will consider the proportion of votes received by the dissidents, the potential benefits resulting from the contest, and the costs incurred.

Executive and Director Compensation and Compensation Plans

Executive Compensation

Executive compensation is one of the best indicators of a board’s ability to oversee management. Poor compensation practices that fail to adequately tie pay to performance for executives point to a weak, ineffective or detached board.

PROXY Governance takes a holistic approach towards executive compensation: we examine all components of pay for the CEO and other named executives, across all companies in our coverage universe, irrespective of whether or not an equity plan is on the ballot. We also take a relative approach, examining executive compensation in the context of peer company pay levels and performance based on our proprietary pay-for performance model. Where executive pay appears significantly out of line with peer companies that have similar or better performance or where absolute pay is exorbitant and there is no satisfactory explanation (such as recently hired executives), we believe the compensation committee should be held responsible and will recommend “withhold” votes accordingly. Alternatively, if the compensation committee has recently reformulated compensation programs to contain pay or improve the linkage between pay and performance (such as greater use of performance-based equity awards), we would be disposed towards monitoring the effectiveness of the changes rather than recommending a “withhold” vote.

Equity Plans

Traditional approaches to compensation tend to focus exclusively on the individual components of pay that shareholders are permitted to vote on, namely equity plans. In our view, such a myopic focus not only misses the real source of abuse (executive level compensation), but unjustly penalizes non-executive managers and employees who participate in the plan. Such an approach also lends itself to over-emphasis on, and even micromanagement of, plan design features rather than the actual implementation of the plan. A supposedly well-designed plan can in fact be quite poorly and unfairly implemented.

In keeping with our emphasis on executive level compensation, in instances where executive pay is determined to be excessive, PROXY Governance would not only recommend a “withhold” vote from compensation committee members, but also recommend “against” a bonus or equity plan on the ballot if it is the vehicle for the excessive pay. High executive pay is usually attributable to equity awards, and we would oppose an equity plan if the principal executives received a majority or more of the total employee awards in the past year, even if the plan were otherwise perfectly acceptable under a more traditional analysis. We may also oppose plans if there appear to be egregious practices associated with them.

Director Compensation

Director compensation serves a different purpose than incentive pay for executives and should be designed not for company performance but for director performance in terms of fostering independence, objectivity and the protection of shareholder interests. Where director compensation is clearly out of line with that of similarly sized companies in the same industry, PROXY Governance will recommend withholding votes from the board and will oppose director-only equity plans on the ballot.

Executive Bonus Plans

In line with our holistic approach to executive compensation, PROXY Governance will review executive bonus plans within the context of an existing compensation program as well as how any such plan will appropriately tie executive pay to company performance.

Our overall goal will be to ensure that executive compensation remains within reasonable parameters for a company both in relation to its peers as well as on an absolute basis. To do so, we will focus on the following factors:

· Company performance: Does company performance as measured by our pay-for-performance model justify overall executive compensation?

· Nature of the proposal: Are performance targets pre-set, realistic and objectively measurable? Has the compensation committee approved these goals? Is the disclosure clear, precise and understandable?

· Shareholder value: Does the proposal seek to preserve the tax deduction under Section 162(m) of the IRS Code?

Proposals that contain realistic performance goals for executives while preserving a valuable tax deduction for the company may be a win-win situation for shareholders.

However, the tax deduction alone will be a secondary concern to overall executive compensation. Ultimately, if the company’s approach to executive compensation does not appear to be justified under our pay-for-performance model, our recommendation may be to vote against the proposal and recommend withholding votes from members of the compensation committee.

Employee Stock Purchase Plans (ESPPs)

PROXY Governance will generally support ESPPs because they encourage savings and investment and provide a convenient way for employees to become shareowners in the company. This can in turn boost employee morale and productivity. ESPPs generally pose very little dilution to shareholders (typically less than five percent of outstanding shares). In addition, the vast majority are structured as IRS Section 423 plans, thereby restricting the amount of the discount and the length of the offering period.

Stock Option Repricing

PROXY Governance will examine management requests to conduct an option exchange/repricing on a case-by-case basis. We recognize that there can be specific circumstances where a repricing is justifiable in order to continue to incentivize and retain employees, particularly in a competitive job market. Nevertheless, because shareholders do not have the ability to “reprice” their investment during stock price declines, we believe any requests to reprice or exchange underwater options should be backed by sound justification (such as a sustained share price decline in the industry) and contain certain structural features:

· Participation: Repricings should generally be confined to employees and exclude executive officers and directors. Executive officers should only participate if there are stringent conditions imposed, including receiving fewer awards than those given up in the option exchange and being subject to retention conditions.

· Economic tradeoff: The option exchange should be value neutral or value creative for shareholders, i.e., the new options should have equal value or lesser value than the old ones, based on an option pricing model.

· Retention enhancements: The new options should contain retention features such as restarted or extended vesting or a blackout period for exercise. An alternative approach for executives would be a share retention requirement for holding the after-tax shares received from option exercise.

Golden Parachutes/Executive Severance

PROXY Governance believes that severance pay is directly on the firing line regarding trust between management, the board and shareholders. Although the exorbitant payouts seen in recent years are certainly grounds for shareholder outrage, severance, like other aspects of executive compensation, cannot be micromanaged by shareholders from the outside. Formulaic, one-size-fits-all, approaches can be unrealistic. For example, often times the definition of “benefits” in the proposals is overly broad because it includes other elements of compensation besides salary and bonus. Some benefits, such as pension payouts, may have been earned over many years and could well exceed three times salary and bonus.

Rather than support shareholder resolutions attempting to proscribe severance packages,

PROXY Governance prefers to hold the Compensation Committee responsible through “withhold” votes if it approves benefits and perks that are unreasonable. Because current disclosure practices are largely inadequate to determine in advance the dollar amount of potential payouts, shareholders may only be able to identify severance excesses in the case of a merger/change in control or after an executive has already departed and received the payment.

Other factors that may suggest unreasonable severance arrangements include:

· Severance packages that contain substantial perks or other sweeteners, such as tax gross-ups, additional years of retirement credit, etc.

· Questionable change-in-control provisions (single versus double trigger, definition of change in control, definition of a “for good reason” termination, etc.).

· Excessive overall executive compensation relative to peers and to company performance, suggesting poor compensation committee oversight of pay.

 · Past abuses, such as generous payouts to poorly performing executives.

Performance-Based Equity Awards

PROXY Governance strongly supports a close tie between executive pay and performance. To this end, while we believe shareholders should not attempt to micromanage corporate pay decisions, excessive or abusive use of stock options or failure to deliver long-term performance relative to pay levels may signal the need for alterations to the company’s compensation programs. In such instances, there may be value in restricting the use of plain vanilla stock options and supplementing them with some form of performance-based awards such as performance-based options or performance- and time-based restricted shares. Therefore, PROXY Governance will evaluate shareholder proposals asking companies to make greater use of performance based equity awards based on the following factors:

· Executive compensation: How does the company’s overall executive compensation compare relative to peers and relative to performance based on PROXY Governance’s pay-for-performance model? Have the company’s compensation programs been delivering performance? If executive pay is excessive, is it mostly attributable to stock options?

· Company practices: Has the company been a heavy user of stock options, resulting in high overhang and dilution levels, underwater options or repricings while relative total shareholder returns have been poor? Has the use of either stock options or restricted stock been an issue for the company in the past in terms of excesses or abusive practices? Has it been the subject of public debate without satisfactory conclusion? If the company’s executive compensation is out of line with performance, to what extent is it using performance-based awards or reconfiguring its plans to tie pay more closely with performance?

· Compensation disclosure: Does the company adequately disclose how its current executive compensation program is tied to performance goals, including the number and value of awards granted? Are performance targets (if disclosed) sufficiently challenging?

· Proponent rationale: Has the proponent made a strong case for targeting the company based on its performance and pay practices (i.e., is there a need for the requested action)? Is the proposal overly restrictive (e.g., requires that a certain percentage of, or that all, executive awards be of a certain type, as opposed to a “significant” amount)?

· Peer group: Is there a competitive disadvantage to enacting this proposal based on peer company compensation practices?

· Shareholder vote: Has this proposal been the subject of a previous shareholder vote? Is there a high level of interest among shareholders?

Director and Officer Stock Ownership and Retention

PROXY Governance believes stock ownership by directors and officers (D&O) is beneficial to shareholders and should be encouraged. While we do not favor shareholders micromanaging the company by mandating a particular stock ownership policy, there may be instances—say a poorly performing company with low D&O ownership levels— where implementing a share ownership or holding/retention requirement (or adopting a more rigorous one than is already in place) could help enhance company performance.

Therefore, PROXY Governance will examine shareholder resolutions seeking a holding period or retention requirement for stock received from equity awards on a case-by-case basis, taking into account:

· Proponent rationale: Why was the company targeted and how will adoption of the proposal improve shareholder value?

· Strong company performance: Is the company consistently outperforming its peers? If so, PROXY Governance would not see a particular need for the proposal—unless substantiated by the proponent—and would be inclined to recommend against it.

· Mediocre company performance: If company performance has been average or substandard relative to peers, PROXY Governance will consider additional factors, including the current level of D&O ownership and any stock ownership or retention requirements in place at the company.

Supplemental Executive Retirement Plans (SERPs)

PROXY Governance recognizes that SERPs have become part of the accepted pattern of executive compensation but also feels that their potential for abuse is such that, as an important measure of investor confidence in the oversight of the board’s compensation committee, transparency is necessary and can best be ensured by meticulous disclosure. Therefore, while we would be inclined to oppose shareholder resolutions seeking a vote on the specific terms of SERP plans (on the grounds that this is the responsibility of the compensation committee), we would tend to support those resolutions demanding better and more specific disclosure of executive pension benefits. Also, because we take a holistic approach to executive compensation, and SERP benefits can be an important part of compensation packages, we will look at such factors as:

· Is executive pay excessive overall based on PROXY Governance’s pay-forperformance model?

· Is disclosure clear or obscure? Can the impact of this plan be determined or is it too vague to clearly quantify its effects?

· The type of benefits provided under the SERP and what the potential payout could be. Does the plan appear to be overly generous in comparison to those normally seen? If it is egregious, should votes be withheld from the compensation committee?

· Is the company cutting back on employee pensions?

· How feasible or realistic is it to implement the proposal (e.g., getting a shareholder vote on extraordinary pension benefits) and does that pose problems in recruiting executives?

· What are the proponent’s reasons for targeting the company?

· Has the proposal received majority support in the past and how has the board responded to it?

CAPITAL STRUCTURE

Capital Increases

PROXY Governance views uses of capital as generally the purview of the board and management and believes they should be given reasonable flexibility in determining the company’s projected need for additional shares. Rarely since the 1980s have unissued shares been used in an anti-takeover context. More recent abuses have typically occurred with small capitalization companies that, due to capital constraints, engage in dilutive private placements of preferred stock.

Because of the limited potential for abuse, we believe managements should be accorded reasonable flexibility in determining their projected needs for additional shares.

Therefore, PROXY Governance will likely support requests to increase authorized common or preferred stock unless there is evidence of past abuses or reason to distrust management’s judgment in its use of the company’s authorized share capital (which could also be reason to withhold votes from directors). These may include:

· Poorly executed or binge acquisitions resulting in poor returns to shareholders

· Interested party transactions or sweetheart deals involving large amounts of stock

· So-called ”toxic convertible” private placements

· A substantial increase with no apparent or compelling justification for it

Dual Classes of Stock/Recapitalizations

PROXY Governance subscribes to the “one share, one vote” principle and generally opposes the creation of common shares that do not have full voting rights. Multiple classes of stock unnecessarily complicate the issuer’s capital structure, without providing any certainty of countervailing benefits. While supervoting shares may be propitious in the initial years following an IPO, they should eventually be phased out. The founders should not perpetuate control absent a proportional equity interest, given the risks of entrenchment and other corporate governance concerns. Short of a Warren Buffett style benevolent dictatorship, minority shareholders are ceding their only recourse for effecting oversight and change where performance or governance problems exist: their vote. In view of this, PROXY Governance will evaluate dual class capital proposals in the following manner:

· Oppose management proposals to create a separate class of common shares with superior voting rights.

· Oppose management requests to increase authorized shares of existing supervoting stock unless management presents a compelling reason for the additional shares.

· Examine case-by-case management proposals to create nonvoting or subvoting classes of stock, based on whether management can make a compelling argument for issuing such shares from a capital formation standpoint, as opposed to issuing preferred stock or single voting common stock. Although nonvoting and subvoting stock causes little or no voting dilution to existing shareholders, PROXY Governance generally opposes the creation of such shares because they do not capture all of the potential value of the stock (i.e., the shares trade at less than full value).

· Support management recapitalization schemes which replace dual class shares with common stock carrying one vote per share.

· Generally support shareholder proposals to eliminate supervoting stock through a recapitalization of the company unless there is compelling evidence that it would not be in shareholders’ best interests to do so (e.g., if the company is a recent IPO or if the performance history has been exemplary).

Reverse Stock Split

PROXY Governance generally regards reverse stock splits as beneficial to shareholders (for increasing investor interest and liquidity) and even imperative if there is a risk of delisting. While we will usually support such resolutions, we will also take into account the board’s reasons for the transaction and the company’s fundamentals. A sizable split ratio, for example, may simply signal a temporary effort to keep the stock afloat that is unlikely to have lasting results. In other instances, if the company has sufficient cash, a share repurchase may be a better strategy for bolstering the stock price and promoting investor demand while  avoiding the negative market reaction that a reverse stock split often engenders.

Where there is no proportional reduction in authorized share capital, the reverse split has the same effect as increasing authorized common shares by the same multiple as the split ratio. In these instances, PROXY Governance will consider whether the effective increase in authorized shares poses any risk to shareholders, as evidenced by past abuses of the company’s use of share capital.

CORPORATE TRANSACTIONS AND TAKEOVER DEFENSES

Mergers & Acquisitions

A determination of whether a merger or acquisition is in the best interests of a particular shareholder is based on factors that are specific to that investor, such as his cost basis, his investment strategy, and the percentage-to-portfolio holdings of the target company shares. It is our view that a proxy advisory firm cannot know such factors nor can it realistically perform the caliber of evaluation of a deal from a financial standpoint that industry specialists and market analysts are able to perform. Therefore, PROXY Governance will focus its own analysis on the governance aspects of a transaction and provide a consensus opinion of reputable market analysts on its financial merits. Factors for consideration include the integrity of the negotiating/auction process, degree of board involvement, conflicts of interest or potential self-dealing (particularly in terms of change-in-control payouts), impediments to other offers, and the combined company’s governance structure. Where a number of negative governance features are present or the process appears flawed, PROXY Governance will not support the transaction. Even if the deal were otherwise economically sound, a flawed process would indicate that the target company did not take sufficient steps to solicit or obtain higher offers and greater value, either from third parties or from the buyer.

Shareholder Rights Plans (Poison Pills)

PROXY Governance believes there are valid reasons to have a shareholder rights plan--including empirical evidence that poison pills can yield higher takeover premiums in the hands of an independent board—and would not be inclined to second-guess a board’s business judgment in determining if and when a pill should be adopted. While we can appreciate shareholder concerns about potential abuses, initiatives to redeem pills are largely meaningless since a board can always adopt another pill. Similarly, shareholder requests to commit any future pill to a shareholder vote can be ineffectual since, consistent with statutory law, a company can only reasonably obligate itself to obtaining a shareholder vote if that would not compromise the board’s exercise of its good faith business judgment in evaluating and responding to certain extraordinary corporate events. Consequently, PROXY Governance would only be inclined to support a shareholder proposal seeking the redemption of or shareholder ratification of a pill if there is evidence of board entrenchment, if the pill contains onerous features (dead-hand or slow-hand provision) or if there has been past abuse of takeover defenses, such as rebuffing favorable takeover offers (which could also be cause to withhold votes from the board).

Supermajority Vote Requirements

PROXY Governance will generally support proposals--be they from shareholders or managements--to remove supermajority voting thresholds in the belief that corporate actions requiring shareholder approval, other than director elections, should be subject to simple majority rule. Supermajority voting provisions can work against boards as well as shareholders as it can be extremely difficult to attain the required threshold, even when an action is backed by the board, because many shareholders do not bother to vote.

Shareholder resolutions will additionally be examined to ensure that the request to adopt simple majority voting is feasible to implement, not contradictory to state law voting requirements, and unlikely to lead to unintended consequences. We will also consider a company’s specific circumstances where removal of supermajority provisions could effectively harm shareholder rights. For example, retaining a higher than majority voting threshold benefits minority shareholders when there is a significant or controlling shareholder that would otherwise be in a position to sway voting outcomes.

While it is unlikely in the current governance environment that a company would seek a charter amendment to adopt a supermajority voting provision, before supporting such a resolution PROXY Governance would expect the board to present a compelling reason for wanting to implement such a requirement and specify how it would benefit shareholders.

Reincorporation

PROXY Governance will examine reincorporation proposals case-by-case, first considering the stated reasons for the change in jurisdiction and whether it is part of a larger restructuring effort or a merger agreement. We will also take into account the differences in the corporate law of the two states, as well as compare the critical governance provisions both before and after the proposed move. If the proposal is to reincorporate in Delaware, we would be inclined to favor it, because so many other large U.S. companies are already incorporated there, and the Delaware courts have recently evidenced an increasing tendency to interpret the fiduciary duty of directors in a more stringent manner. In addition, while other state courts may or may not consider Delaware decisions as precedent in interpreting their corporate laws, litigation in that jurisdiction generally leads to a quicker and more predictable outcome of a corporate law dispute. On the other hand, if the proposal is to reincorporate in a state which has adopted onerous anti-takeover laws, then we would carefully examine the logic and quantifiable economic benefits of the proposed move in determining whether it would be in the best interests of shareholders.

Formation of Holding Company

Holding company restructurings do not usually pose any significant concerns to shareholders. Therefore, PROXY Governance will generally support the formation of a holding company as long as there is economic merit to the restructuring and unless there are deleterious governance changes that outweigh the financial and strategic benefits of pursuing the transaction. Typically these would include differences in shareholder rights, takeover defenses, and capital structure in the charter and bylaws being adopted by the holding company or, if applicable, in a new state of incorporation. Changes in management and the board and any related severance agreements or change-in-control benefits will also be taken into account.

Value Maximization

PROXY Governance generally does not support shareholder resolutions asking a company to maximize value because the remedial actions suggested by the proponents are typically severe, such as an outright sale or liquidation, neither of which may be in the best interests of shareholders if the company’s share price is depressed. Instances where we may support the proposal include (1) in the case of a proposal to sell, there is evidence that the company has rebuffed a favorable takeover offer (e.g., a tender or share exchange offer where a majority of the shares have tendered) or (2) in the case of a proposal to liquidate, there are going concern issues.

On the other hand, hiring an investment bank to explore strategic alternatives may be warranted if it appears that the company is not taking appropriate steps to correct its performance or thoroughly consider its options. PROXY Governance will evaluate proposals of this type case-by-case based on the following factors:

· Company performance. Has the company experienced sustained poor performance with no turnaround in sight?

· Management plan. What is the company’s explanation for substandard performance and shareholder returns? Has management presented a realistic business plan for correcting performance? Has the board already taken specific action to improve value, such as making changes to senior management?

If the board is not willing to hire a financial advisor, what are the reasons?

· Market analyst reports. What are Wall Street’s views on the company’s prospects and future value? Are there indications that shareholders could receive greater value in a sale or liquidation at this time?

· Entrenched board/management: Are there signs that the board may be entrenched (i.e., simply averse to considering a sale) or not engaging in effective oversight of management? (e.g., rejecting indications of interest from other parties, long-tenured directors, no changes in senior management or business plan while performance has deteriorated, adopting anti-takeover devices, excessive executive compensation, etc).

SOCIAL ISSUE PROPOSALS

Social Issue Proposals in General

The primary test for determining whether PROXY Governance should support social issue proposals rests upon whether enacting them or failure to enact them will,

respectively, enhance or harm long-term corporate and shareholder value, broadly speaking. The burden of proof for this test should rest upon the proponent of the resolution.

PROXY Governance’s recommendation of whether or not to adopt such proposals at a given company will be based on an assessment of factors, including:

· Shareholder value: Has the proponent met the burden of proof in showing a reasonable connection between the proposal and increased long-term shareholder value? If there is no positive correlation, is there evidence that failure to adopt the proposal will have a negative effect? Will there likely be an effect on reputation or competitiveness?

· Realistic impact: If enacted, would the proposal accomplish what it seeks to do? Is there value in what it seeks? Will it be duplicative of company efforts?

Will it be burdensome to the company without providing adequate or appropriate return?

· Peer group: What position have members of the company’s peer group taken? If peers have taken a position similar to the proposal, has there been a positive effect for those companies?

· Company history: Does the proposal address any issues the company has previously dealt with inadequately or inappropriately? Has the company been the subject of public debate in the past without satisfactory conclusion?

· Company performance: Is company performance a factor? Will this enhance, obstruct or otherwise affect the company’s performance?

· Shareholder vote: Has this proposal been the subject of a previous shareholder vote? Does the vote indicate a high or low level of interest by shareholders?

· Risk: Is there financial or related risk involved in not addressing the proposal? Does the proposal relate to issues that could affect the company if not adequately addressed?

· Regulatory concerns: Are there any applicable laws or regulations that the proposal addresses or violates?

· Cost: Is estimated cost a factor?

Transparency and Accountability in Corporate Political Contributions

PROXY Governance, Inc. recognizes that a strong case can be made for disclosure of corporate political contributions (as distinguished from contributions from a company political action committee (PAC) funded by employees) as a reasonable check on management’s approach to planning and use of corporate resources. Although a good deal of this information is publicly available through a number of sources, no single source provides all of the pertinent information, and we do not feel it is sufficient for a company to simply post links on its website to outside reports or compilations on political donations.

PROXY Governance believes that, at a minimum, companies should:

1. Be willing to provide their policy on political contributions and disclose the contributions made upon the request of a shareholder. As long as such a report can be made available, it need not be published and sent to all shareholders, published in certain news venues, or disclosed on the company’s website.

2. Provide board or board committee oversight of the political contributions made and to which candidates (at least over a de minimis level) to ensure that the contributions have a clear relationship to the company’s best interests. Absent these minimal requirements, we will generally support shareholder resolutions seeking greater transparency in political giving.

ROUTINE ITEMS

Adjourn Meeting/Approve Other Business

PROXY Governance will consider “adjourn meeting” proposals on a case-by-case basis based on whether management’s reasons for the extension are beneficial to shareholders.  If the proposals being voted on are, in PROXY Governance’s view, advantageous to shareholders, there may be justification for additional solicitation time to obtain a higher voting turnout (particularly if a proposal requires supermajority approval).  PROXY Governance will examine “transact other business” proposals case-by-case.  Because this resolution gives management broad authority to act without further shareholder approval, the company should provide adequate information in the proxy statement as to what other measures may be taken at the meeting.